As filed with the SEC on April 27, 2007
Registration No. 33-54926
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 18 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 35 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
JON J. SKILLMAN
President
Fidelity Investments Life Insurance Company
82 Devonshire Street, V5A
Boston, Massachusetts 02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2007, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Exhibit Index Appears on Page __

Prospectus

Fidelity Income Advantage®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page <Click Here>.

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts.

The Funds of the investment options in the Variable Account are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR. Other funds are managed or sub-advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), Geode Capital Management, LLC ("Geode"), J.P. Morgan Investment Management, Inc. ("J.P. Morgan"), Lazard Asset Management, LLC ("Lazard"), Morgan Stanley Investment Management Inc. ("Morgan Stanley") and OppenheimerFunds, Inc. ("Oppenheimer"), ("Other Funds"). All portfolios available in this prospectus are collectively known as the "Funds."

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2007. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

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Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2007

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Prospectus Contents

Glossary	<Click Here>
Summary of the Contract	<Click Here>
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Trading Among Variable Subaccounts	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee	<Click Here>
Annuity Income Dates	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Death Benefit	<Click Here>
Fixed, Variable or Combination Annuity Income	<Click Here>
Benchmark Rate of Return	<Click Here>
Types of Annuity Income Options	<Click Here>
Annuity Income Including Withdrawal Options	<Click Here>
Guarantee Period	<Click Here>
Withdrawal Provisions	<Click Here>
Reports	<Click Here>
More About the Contract
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Postponement of Benefits	<Click Here>
More About the Variable Account and the Funds
Changes in Investment Options	<Click Here>
Total Return for a Subaccount	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

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Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page <Click Here> and Annuity Income Including Withdrawal Options on page <Click Here>. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page <Click Here>.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the forty-eight variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. See Free Look Privilege on page <Click Here>. In some instances your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. You may currently reallocate among the Investment Options at any time after the end of the free look period and sometimes sooner for replacement sales.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page <Click Here>.

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and FILI and should be retained.

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FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses) 	0.10%	1.70%

Certain Portfolios impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Portfolios Impose a Short-Term Redemption Fee" on page <Click Here>.

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. FILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. The address for our Annuity Service Center is P.O. Box 770001, Cincinatti, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

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FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently forty-eight Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity Strategic Advisers Mid Cap Value Portfolio	Seeks long-term growth of capital	Strategic Advisers®, Inc./J.P. Morgan Investment Management, Inc.
Fidelity Strategic Advisers Small Cap Portfolio	Seeks capital appreciation	Strategic Advisers®, Inc./OppenheimerFunds, Inc.
Fidelity VIP Aggressive Growth Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Asset ManagerSM Portfolio	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth® Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks both income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio[1]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio[2]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManagerSM 20% Portfolio	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManagerSM 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManagerSM 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManagerSM 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio[3]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio[4]	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
CREDIT SUISSE
Credit Suisse Global Small Cap	Seeks long-term growth of capital by investing in equity securities of small companies from a broad range of countries	Credit Suisse Asset Management, LLC
Credit Suisse International Focus	Seeks long-term capital appreciation 	Credit Suisse Asset Management, LLC
Credit Suisse Small Cap Core I5	Seeks capital growth by investing in equity securities of small U.S. companies	Credit Suisse Asset Management, LLC
LAZARD
Lazard Retirement Emerging Markets	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Morgan Stanley Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Morgan Stanley Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Investment Management Inc.
Morgan Stanley International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Investment Management Inc.

Important

You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page <Click Here>.

1 Formerly known as Fidelity VIP Consumer Industries.

2 Formerly known as Fidelity VIP Natural Resources.

3 Formerly known as Fidelity VIP Cyclical Industries.

4 Formerly known as Fidelity VIP Telecommunications & Utilities Growth.

5 Formerly known as Credit Suisse Small Cap Growth.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

  The minimum Purchase Payment for a Contract is generally $25,000.
  You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan or a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.
  You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.
  However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.

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  Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.
  Application and Initial Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Options that are in accordance with your most recent allocation instructions.

At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per calendar year. We may also require you to submit your exchange instructions by mail.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center or on our Internet website.

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  Trading by Telephone or Internet

FILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners.

As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

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Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

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  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status on page <Click Here>.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Twelve Subaccounts invest in Portfolios that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Portfolio, not by FILI, and are part of the Portfolio's assets. The twelve Portfolios that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Portfolio that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

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Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Portfolio that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, the variable annuity income is reduced by $1 (1% of $100).

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

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Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

  Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.
  Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

All references to annuity income and the guaranteed duration of annuity income provided by Fidelity Income Advantage are subject to the limitation stated on page <Click Here> of the prospectus: "We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income." Variable annuity income is subject to the investment results of the subaccounts and may increase or decrease. Variable annuity income will end in the unlikely event that the value of every security held in the subaccounts in which you are invested is reduced to zero.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.

Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

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  Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page <Click Here>.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.

The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (e) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to a 7.91% annualized Total Return after fees and expenses). Monthly income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.



TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

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2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the Variable Account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income Options 1 through 4. If you choose an income option with a Withdrawal Option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

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  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You cannot purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

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Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

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  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

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The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

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Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59½, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

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Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that FILI will be treated as the Owner of the Variable Account assets.

FILI's Tax Status

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

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This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant, if any) and (b) a refund of your purchase payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or guarantee period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

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If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day we receive due proof of the Beneficiary's death on the Beneficiary's election at the Annuity Service Center. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all the the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page <Click Here>.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

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FILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

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Table of Contents
of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FIAL7-pro-0407
1.756514.108

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INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinatti, Ohio 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

Not Part of the Prospectus

FVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59½ at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Not Part of the Prospectus

FVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

FVIA-92160

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Not Part of the Prospectus

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2007

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2007, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	<Click Here>
Safekeeping of Variable Account Assets	<Click Here>
Distribution of the Contracts	<Click Here>
State Regulation	<Click Here>
Legal Matters	<Click Here>
Registration Statement	<Click Here>
Experts	<Click Here>
Financial Statements	<Click Here>
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FIAL7-ptb-0407
1.756515.108

SERVICE AGREEMENTS

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

Withdrawal (Liquidity) Value

If you elect annuity income with a withdrawal option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Deputy General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2006 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2006, 2005 and 2004

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR Corp.) and its subsidiary at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

April 4, 2007

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED BALANCE SHEETS
(in thousands, except share data) December 31, 2006 and 2005

ASSETS	2006	2005
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $690,945 in 2006 and $697,365 in 2005)	$ 688,498	$ 693,141
Equity securities, at fair value (cost of $0 in 2006 and $816 in 2005)	--	870
Policy loans	3	--

Total investments	688,501	694,011

Cash and cash equivalents	21,739	17,596
Cash equivalent (restricted)	4,455	4,270
Accrued investment income	8,314	8,585
Deferred policy acquisition costs	52,502	50,811
Reinsurance deposit and receivables	1,529,273	1,212,539
Property and equipment, net	11,400	1,427
Other assets	5,277	5,477
Net deferred tax asset	35,592	33,814
Income taxes receivable	--	4,234
Separate account assets	14,158,750	12,664,867

Total assets	$ 16,515,803	$ 14,697,631

LIABILITIES
Cash overdraft	$ 7,447	$ --
Future contract and policy benefits	779,340	531,627
Contractholder deposit funds	894,759	872,324
Other liabilities and accrued expenses	7,975	7,228
Income taxes payable	1,661	--
Payable to parent and affiliates	10,731	9,719
Separate account liabilities	14,158,750	12,664,867

Total liabilities	15,860,663	14,085,765

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding	3,000	3,000
Additional paid-in capital	68,048	68,048
Accumulated other comprehensive income	(1,179)	(2,219)
Retained earnings	585,271	543,037

Total stockholder's equity	655,140	611,866

Total liabilities and stockholder's equity	$ 16,515,803	$ 14,697,631

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	2006	2005	2004
Revenues:
Fees charged to contractholders	$ 106,785	$ 100,763	$ 97,489
Net investment income	34,310	32,473	31,057
Interest on reinsurance deposit	50,299	47,579	47,321
Fund administration fees	3,721	3,493	3,736
Net realized investment (losses) gains	(1,123)	6,004	3,447
Premiums	7,522	6,456	6,958
Other income	2	76	18

Total Revenue	201,516	196,844	190,026

Benefits and expenses:
Underwriting, acquisition and insurance expenses(1)	98,961	83,090	68,489
Contract and policy benefits and expenses	48,128	49,521	49,945
Other expenses	--	7,201	--

Total benefits and expenses	147,089	139,812	118,434

Income before income taxes	54,427	57,032	71,592

Income tax expense	12,193	10,734	16,782

Income before cumulative effect of change in accounting principle	42,234	46,298	54,810

Cumulative effect of change in accounting principle (less applicable income tax expense of $473 in 2004)	--	--	868

Net income	42,234	46,298	55,678

Other comprehensive income, before tax:
Unrealized gains (losses) on securities:
Net unrealized holding gains (losses) during the period	525	(17,133)	(8,350)
Reclassification adjustment for net realized losses (gains) included in net income	1,123	(6,004)	(3,447)
Foreign currency translation adjustment:
Net cumulative foreign currency translation adjustment	(41)	119	359
(Provision for) benefit from income taxes related to items of other comprehensive income	(567)	8,018	4,158

Other comprehensive income, net of tax	1,040	(15,000)	(7,280)

Comprehensive income	$ 43,274	$ 31,298	$ 48,398

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2006, 2005 and 2004

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2003	$ 3,000	$ 68,048	$ 20,061	$ 441,061	$ 532,170

Comprehensive income:
Net income	--	--	--	55,678	55,678
Other comprehensive income	--	--	(7,280)	--	(7,280)

Balance at December 31, 2004	3,000	68,048	12,781	496,739	580,568

Comprehensive income:
Net income	--	--	--	46,298	46,298
Other comprehensive income	--	--	(15,000)	--	(15,000)

Balance at December 31, 2005	3,000	68,048	(2,219)	543,037	611,866

Comprehensive income:
Net income	--	--	--	42,234	42,234
Other comprehensive income	--	--	1,040	--	1,040

Balance at December 31, 2006	$ 3,000	$ 68,048	$ (1,179)	$ 585,271	$ 655,140

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2006, 2005 and 2004
	2006	2005	2004
Cash flows from operating activities:
Net income	$ 42,234	$ 46,298	$ 55,678
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and depreciation	4,265	6,317	8,264
Net realized investment losses (gains)	1,123	(6,004)	(3,447)
Cumulative effect of change in accounting principle	--	--	(868)
(Benefit) provision for deferred taxes	(2,344)	681	904
Changes in assets and liabilities:
Change in deferred policy acquisition costs, net of amortization	(1,813)	2,656	1,121
Accrued investment income	271	3,204	(325)
Future contract and policy benefits, net	380,487	234,513	229,510
Reinsurance deposit and receivables	(316,734)	(154,610)	(188,071)
Payable to parent and affiliates, net	1,012	590	2,108
Income taxes	5,895	(6,511)	(6,189)
Other assets and other liabilities, net	714	(1,230)	(603)

Net cash provided by operating activities	113,682	125,904	98,082

Cash flows from investing activities:
Purchase of debt securities	(229,261)	(785,769)	(212,589)
Purchase of equity securities	(116)	(926)	(598)
Purchase of restricted cash equivalent	(27,312)	(33,120)	(20,128)
Proceeds from sales of debt securities	152,949	714,128	176,637
Proceeds from maturities of debt securities	78,252	39,039	22,905
Proceeds from sales of equity securities	561	891	--
Proceeds from maturities of restricted cash equivalent	27,156	33,099	16,381
Proceeds from sale of branch operations	1,244	--	--
Trades payable	946	1	12
Trades receivable	(7)	--	--
Change in policy loans	(3)	36	157
Capital expenditures	(10,925)	(466)	(805)

Net cash used for investing activities	(6,516)	(33,087)	(18,028)

Cash flows from financing activities:
Cash overdraft	7,447	--	--
Deposits credited to variable annuity contracts	1,363,780	588,421	443,574
Deposits credited to fixed annuity contracts	91,564	47,121	57,888
Net transfers (to) from separate accounts	(324,244)	476,805	581,052
Withdrawals from variable annuity contracts	(1,114,335)	(1,113,373)	(1,056,329)
Withdrawals from fixed annuity contracts	(127,099)	(100,977)	(84,551)

Net cash used for financing activities	(102,887)	(102,003)	(58,366)

Effect of foreign exchange rate changes on cash	(136)	(106)	(12)

Net increase (decrease) in cash and cash equivalents	4,143	(9,292)	21,676

Cash and cash equivalents:
Beginning of year	17,596	26,888	5,212
End of year	$ 21,739	$ 17,596	$ 26,888
Supplemental disclosure of cash flow information for non-cash transactions (Note 4):
Charitable donation of debt securities at fair value	$ --	$ 7,201	$ --

The accompanying notes are an integral part of the consolidated financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly owned subsidiary of FMR Corp. All intercompany transactions have been eliminated in consolidation.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Universal Institutional Funds, the Credit Suisse Trust, and the Lazard Retirement Series, Inc. Separate account assets are reported at the net asset value of such portfolios. Effective January 2, 2004 and January 9, 2004, FILI and EFILI closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds, respectively, to new money.

In 2004, FILI became licensed to issue group annuity contracts in all provinces of Canada. Amounts invested in these contracts are allocated to certain portfolios of the Segregated Funds Accounts, which are separate accounts of the Company. The invested assets are reported at the net asset value of such portfolios. In 2006, the Company sold the net assets and liabilities attributable to these contracts to an affiliate, Fidelity Investments Insurance Company of Canada, for approximately $1,200,000. The sale was conducted at fair value which approximated its financial statements carrying value and resulted in no gain or loss to the Company.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain. The Company offers a variable universal life insurance product. Amounts invested in the variable universal life policies are allocated to the Variable Life Accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt and equity securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt and equity securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt and equity securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

The Company's interests in the Segregated Funds are accounted for as equity securities based on the characteristics and features of the underlying mutual fund investments in the Segregated Funds Accounts. The Company's interests are reported at fair value based on the net asset value of such underlying mutual fund portfolios. Unrealized gains or losses are reported as a component of other comprehensive income.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts, money market mutual funds, and a Canadian treasury bill and are reported at fair value which approximates cost. At December 31, 2006 and 2005, the Company recorded $4,455,000 and $4,270,000, respectively in a Canadian Treasury Bill. These funds are required to be vested in trust under the applicable laws and regulations for a foreign company operating a branch in Canada and are classified as restricted cash equivalents. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $20,481,000 and $16,938,000 at December 31, 2006 and 2005, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity and life contractholders and also include the cost of providing insurance protection for variable life contractholders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contractholders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Statement of Position 03-01) on the Variable Annuity Product, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future term-life premiums and GMDB assessments.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, the fixed portion of the variable income annuity product with insignificant amounts of life contingent benefits. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc ("FIA") in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under the provisions of Statement of Position 98-1, "Accounting for Computer Software Developed or Obtained for Internal Use", which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Unamortized capitalized software development costs under SOP 98-1 of $10,925,000 and $0 are recorded in property and equipment in the balance sheets as of December 31, 2006 and 2005, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

Foreign Currency Translation

The results of operations for the Company's branch denominated in Canadian dollars are translated into U.S. dollars using average exchange rates during the period; assets and liabilities are translated using exchange rates at the end of each period. Translation gains and losses are included in the consolidated statements of income and comprehensive income as a component of accumulated other comprehensive income.

Adoption of New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

The Company elected early adoption of SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3" ("SFAS No. 154"). SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions. Adoption of the statement had no impact on the Company's financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate account assets and liabilities and a company's interest in such separate accounts. Reporting and measuring the Company's interest in its separate accounts as general account assets is based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $1,341,000 before taxes, in the consolidated statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

Future Adoption of New Accounting Pronouncements

In February 2007, FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"). This statement provides an option to report selected financial assets and liabilities, including rights and obligations under certain insurance contracts that are not financial instruments, at fair value. Under SFAS No. 159, companies shall report unrealized gain and losses on items for which the fair value option is elected in net income. The fair value option may be applied instrument by instrument, is irrevocable, and is applied to the entire instrument. SFAS No. 159 will be effective for fiscal years after November 15, 2007. The effect of the first reimbursement to fair value is recorded as a cumulative effect adjustment to the opening balance of retained earnings. The Company is currently considering whether it will adopt the fair value option for any of its assets or liabilities.

In September 2006, FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The statement establishes a fair value hierarchy that prioritizes the input to valuation techniques used to measure fair value. Qualitative and quantitative disclosures will focus on the input used to measure fair value. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently assessing the impact SFAS No. 157 will have on its financial statements.

In July 2006, FASB issued FASB Interpretation ("FIN") No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN No. 48"). This guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by tax authorities. This guidance is effective for fiscal years beginning January 1, 2007. The adoption of this interpretation is not expected to have a material impact on the Company's financial statements.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

On February 16, 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") and SFAS No. 140 "Accounting for transfers and servicing of financial assets and extinguishments of liabilities" ("SFAS 140") . SFAS 155 (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133, (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives, and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. This Statement is effective for all financial instruments acquired or issued after the beginning of an entity's fiscal year that begins after September 15, 2006. At adoption, the fair value election may also be applied to hybrid financial instruments that have been bifurcated under SFAS 133 prior to adoption of this Statement. Any changes resulting from the adoption of this Statement should be recognized as a cumulative effect adjustment to beginning retained earnings. The Company is currently assessing the impact SFAS No. 155 will have on its financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. ADOPTION OF STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $868,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company reduced its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different from the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Decrease in guaranteed minimum death benefit liability	$ 1,314
Change in deferred acquisition costs	27
1,341
Provision for income taxes	(473)

Cumulative effect of change in accounting principle	$ 868

Guaranteed Minimum Death Benefits

The Company has variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

	2006	2005
Beginning balance	$ 7,711	$ 10,279
Unlocking of benefit ratio	(719)	(2,149)
Interest on reserve	507	540
Claims paid	(3,875)	(4,211)
Accrual of benefit ratio	3,143	3,252

Ending balance	$ 6,767	$ 7,711

The reinsurance recoverables associated with GMDB were $6,191,000 and $6,983,000 at December 31, 2006 and 2005, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The lapse rates for calendar years 2006 and later include additional lapses for actual and anticipated exchanges to a newer deferred variable annuity product. Based on actual expenses, the additional lapses for future anticipated exchanges are 6% for calendar year 2007, 3% for calendar year 2008 and 2% for all years thereafter.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2006 and December 31, 2005. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2006	2005
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 9,161,131	$ 9,736,865
Net amount at risk	$ 329,177	$ 441,038
Average attained age of contractholders	63	63
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 536,589	$ 546,821
Net amount at risk	$ 77,834	$ 107,720
Average attained age of contractholders	68	67

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ 34,942	$ 32,537	$ 32,997
Cash and cash equivalents	2,151	2,685	491
Other Income	--	2	89
Total investment income	37,093	35,224	33,577
Less: Investment expenses	2,783	2,751	2,520
Net Investment Income	$ 34,310	$ 32,473	$ 31,057

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from the voluntary sales of debt and equity securities were as follows:

Years Ended December 31,
	2006	2005	2004
(in thousands)
Debt securities
Gross realized gains	$ 209	$ 9,694	$ 4,075
Gross realized losses	$ 1,380	$ 3,779	$ 628
Equity securities
Gross realized gains	$ 48	$ 89	$ --
Gross realized losses	$ --	$ --	$ --

There were no realized investment losses as a result of other than temporary impairments for 2006, 2005 and 2004, respectively. There were no debt securities that were non-income producing for 2006, 2005 and 2004, respectively. There was no interest foregone by non-income producing securities for 2006, 2005 and 2004, respectively.

Net unrealized investment gains (losses) on available-for-sale securities carried at fair value, and the related impact on DAC, deferred income taxes and foreign exchange as of December 31, were as follows:

	December 31,
	2006	2005	2004
	(in thousands)
Debt securities	$ (2,447)	$ (4,224)	$ 19,411
Equity securities	--	54	23
DAC	100	223	(243)
Foreign exchange	481	481	359
Deferred income tax benefit (expense)	687	1,247	(6,769)
	$ (1,179)	$ (2,219)	$ 12,781

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2006 and 2005, respectively were as follows:

	2006
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (496)	$ 108,230	156
Greater than 12 months	(5,213)	331,138	311
	$ (5,709)	$ 439,368	467

Below investment grade debt securities:
0-12 months	$ (67)	$ 4,444	43
Greater than 12 months	(339)	13,157	40
	$ (406)	$ 17,601	83
	2005
	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (4,942)	$ 376,046	398
Greater than 12 months	(2,178)	78,631	60
	$ (7,120)	$ 454,677	458

Below investment grade debt securities:
0-12 months	$ (371)	$ 15,802	99
Greater than 12 months	(25)	838	11
	$ (396)	$ 16,640	110

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2006 and 2005. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2006. The decline in market value was primarily the result of an increase in interest rates from the securities purchase date.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, and equity securities were as follows:

	December 31, 2006
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 102,626	$ 972	$ (681)	$ 102,917
Corporate debt securities	389,629	2,460	(4,109)	387,980
Mortgage backed securities	198,690	236	(1,325)	197,601

	$ 690,945	$ 3,668	$ (6,115)	$ 688,498
	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 59,231	$ 5	$ (820)	$ 58,416
Corporate debt securities	479,168	3,233	(5,586)	476,815
Mortgage backed securities	158,966	54	(1,110)	157,910

	$ 697,365	$ 3,292	$ (7,516)	$ 693,141

Equity securities:	$ 816	$ 56	$ (2)	$ 870

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2006, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 75,115	$ 74,903
Due after 1 year through 5 years	254,581	252,938
Due after 5 year through 10 years	120,223	120,810
Due after 10 years	42,336	42,246
Mortgage backed securities	198,690	197,601
	$ 690,945	$ 688,498

At December 31, 2006 and 2005, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2006, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,581,000 and $2,602,000 respectively. At December 31, 2005, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,713,000 and $2,724,000, respectively.

During 2006 and 2005, the Company donated debt securities to a qualified charitable organization at fair value of $0 and $7,201,000, respectively. This is recorded as other expenses in the consolidated statements of income and comprehensive income.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying values and fair values of the financial instruments were as follows:

	2006		2005
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 688,498	$ 688,498	$ 693,141	$ 693,141
Equity securities (Note 2)	--	--	870	870
Policy loans	3	3	--	--
Cash and cash equivalents (Note 2)	26,194	26,194	21,866	21,866
Reinsurance deposit and receivables	1,529,273	1,557,081	1,212,539	1,245,278
Separate account assets	14,158,750	14,158,750	12,664,867	12,664,867

	$ 16,402,718	$ 16,430,526	$ 14,593,283	$ 14,626,022

Financial Liabilities:
Cash overdraft	$ 7,447	$ 7,447	$ --	$ --
Future contract and policy benefits	779,340	779,342	531,627	531,543
Contractholder deposit funds	894,759	922,540	872,324	905,063
Separate account liabilities	14,158,750	14,158,750	12,664,867	12,664,867

	$ 15,840,296	$ 15,868,079	$ 14,068,818	$ 14,101,473

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuities in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)
Current:
Federal	$ 14,082	$ 9,558	$ 15,427
State	455	495	451
	14,537	10,053	15,878
Deferred:
Federal	(2,122)	686	983
State	(222)	(5)	(79)
	(2,344)	681	904
Provision for income taxes	$ 12,193	$ 10,734	$ 16,782

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

	December 31,
	2006	2005
	(in thousands)
Deferred income tax assets:
Deferred policy acquisition costs	$ 10,056	$ 8,612
Contractholder reserves	19,627	17,100
Deferred revenue	8,220	6,720
Unrealized losses on available-for-sale securities	875	1,325
Capitalized software	(3,824)	0
Other, net	638	57

Net deferred tax asset	$ 35,592	$ 33,814

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset.

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2004 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

Income taxes were 22.4%, 18.8% and 23.4% of pretax earnings in 2006, 2005 and 2004, respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

FILI paid federal and state income taxes of $8,642,000, $16,565,000 and $22,067,000 in 2006, 2005 and 2004, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2006, 2005 and 2004, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

Years Ended December 31,
	2006	2005	2004
(in thousands)
FILI
Statutory net income	$ 43,269	$ 48,301	$ 56,446
Statutory surplus	$ 604,497	$ 566,312	$ 512,902
EFILI
Statutory net income	$ 4,238	$ 5,546	$ 5,735
Statutory surplus	$ 49,301	$ 46,063	$ 40,504

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, FIA, and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $26,447,000, $18,267,000 and $17,582,000 in 2006, 2005 and 2004, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $5,761,000, $6,575,000 and $5,986,000 in 2006, 2005 and 2004, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. Effective October 1, 2006, FILI entered into an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $224,000 in 2006 for such services. EFILI entered into a similar agreement in 2007. Previously, the Company had an investment management agreement with Fidelity Management Trust Company ("FMTC") to provide investment and managerial advice. The Company incurred charges of $898,000, $1,136,000 and $1,125,000 in 2006, 2005 and 2004, respectively, for such services.

The Company has an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The expenses related to these agreeements were $27,182,000, $15,958,000 and $13,941,000 in 2006, 2005 and 2004, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $1,032,000, $839,000 and $732,000 were charged to the Company in 2006, 2005 and 2004, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $2,418,000, $2,000,000 and $1,856,000 in 2006, 2005 and 2004, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $4,350,000, $4,461,000 and $3,311,000 in 2006, 2005 and 2004, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Commissions, gross	$ 26,447	$ 18,267	$ 17,582
Compensation and benefits	28,417	27,714	23,694
Capitalization of deferred policy acquisition costs	(9,043)	(4,121)	(4,014)
Amortization of deferred policy acquisition costs	7,230	6,777	5,135
Rent expenses	3,431	2,195	2,689
Taxes, licenses and fees	2,842	2,190	1,033
General insurance expenses	39,637	30,068	22,370

	$ 98,961	$ 83,090	$ 68,489

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2006, 2005 and 2004, the Company increased amortization by $1,594,000, $1,747,000 and $394,000 respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2006). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. For new polices issued after May 1, 2006, the front end ceding expense is 2.8% and the annual allowance of a percentage of assets ranged from 0.12% to 0.30%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

December 31,
	2006	2005
(in thousands)
Deposit assets:
Genworth Life Insurance Company and Genworth Life Insurance Company of New York	$ 992,237	$ 776,929
Principal Life Insurance Company	496,119	398,784

Reinsurance deposits	$ 1,488,356	$ 1,175,713

Contractholder deposit funds and future benefits	$ 1,511,436	$ 1,194,632

Interest on reinsurance deposit	$ 50,299	$ 47,579
Contract and policy benefits and expenses	$ 38,082	$ 37,649

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF FMR CORP.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2006	2005	2004
	(in thousands)

Direct life premiums	$ 14,548	$ 13,640	$ 12,934
Reinsurance ceded	(7,026)	(7,184)	(5,976)
Net life premiums	$ 7,522	$ 6,456	$ 6,958

Direct contract and policy benefits	$ 222,136	$ 190,603	$ 172,508
Reinsurance ceded	(174,008)	(141,082)	(122,563)
Net contract and policy benefits	$ 48,128	$ 49,521	$ 49,945

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2006

(fidelity_logo_graphic)

This report and the financial statements contained herein are submitted for the general information of Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 815,895	$ 520,619	$ 234,547	$ 60,491	$ 1,168,856	$ 140,223	$ 715,865	$ 55,208
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	815,895	520,619	234,547	60,491	1,168,856	140,223	715,865	55,208
Liabilities:
Payable to FILI	14	3	4	0	56	0	27	0
Total net assets	$ 815,881	$ 520,616	$ 234,543	$ 60,491	$ 1,168,800	$ 140,223	$ 715,838	$ 55,208
Net Assets:
Fidelity Retirement Reserves	$ 767,068	$ 0	$ 182,904	$ 0	$ 997,541	$ 0	$ 641,558	$ 0
Fidelity Income Advantage	48,813	0	51,639	0	171,259	0	74,280	0
Fidelity Personal Retirement	0	520,116	0	60,491	0	140,223	0	55,208
Fidelity Freedom Lifetime Income	0	500	0	0	0	0	0	0
Total net assets	$ 815,881	$ 520,616	$ 234,543	$ 60,491	$ 1,168,800	$ 140,223	$ 715,838	$ 55,208
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	37,398	-	5,809	-	14,489	-	10,575	-
Unit Value	$ 20.51	$ -	$ 31.49	$ -	$ 68.85	$ -	$ 60.67	$ -
Fidelity Income Advantage:
Units Outstanding	2,412	-	1,664	-	2,523	-	1,242	-
Unit Value	$ 20.20	$ -	$ 31.01	$ -	$ 67.80	$ -	$ 59.74	$ -
Fidelity Personal Retirement:
Units Outstanding	-	49,130	-	5,387	-	11,422	-	5,052
Unit Value	$ -	$ 10.59	$ -	$ 11.23	$ -	$ 12.28	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	47	-	-	-	-	-	-
Unit Value	$ -	$ 10.54	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 220,071	$ 121,975	$ 91,070	$ 501,667	$ 107,155	$ 447,469	$ 25,363
Receivable from FILI	0	1	0	0	0	0	0
Total Assets	220,071	121,976	91,070	501,667	107,155	447,469	25,363
Liabilities:
Payable to FILI	0	0	0	14	0	26	0
Total net assets	$ 220,071	$ 121,976	$ 91,070	$ 501,653	$ 107,155	$ 447,443	$ 25,363
Net Assets:
Fidelity Retirement Reserves	$ 202,090	$ 104,017	$ 0	$ 382,313	$ 0	$ 367,645	$ 0
Fidelity Income Advantage	17,981	17,959	0	119,340	0	79,798	0
Fidelity Personal Retirement	0	0	91,070	0	107,155	0	25,363
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 220,071	$ 121,976	$ 91,070	$ 501,653	$ 107,155	$ 447,443	$ 25,363
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,933	6,760	-	13,048	-	10,672	-
Unit Value	$ 40.97	$ 15.39	$ -	$ 29.30	$ -	$ 34.45	$ -
Fidelity Income Advantage:
Units Outstanding	445	1,172	-	4,133	-	2,349	-
Unit Value	$ 40.34	$ 15.30	$ -	$ 28.85	$ -	$ 33.93	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	6,984	-	10,241	-	2,321
Unit Value	$ -	$ -	$ 13.04	$ -	$ 10.46	$ -	$ 10.93
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 903,784	$ 146,262	$ 6,439	$ 1,677,606	$ 280,267	$ 203,383	$ 80,123
Receivable from FILI	0	3	0	1	0	3	0
Total Assets	903,784	146,265	6,439	1,677,607	280,267	203,386	80,123
Liabilities:
Payable to FILI	21	1	0	25	0	0	0
Total net assets	$ 903,763	$ 146,264	$ 6,439	$ 1,677,582	$ 280,267	$ 203,386	$ 80,123
Net Assets:
Fidelity Retirement Reserves	$ 665,261	$ 118,925	$ 0	$ 1,488,257	$ 0	$ 145,294	$ 0
Fidelity Income Advantage	107,985	27,339	0	189,325	0	58,092	0
Fidelity Personal Retirement	130,517	0	6,439	0	280,267	0	80,123
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 903,763	$ 146,264	$ 6,439	$ 1,677,582	$ 280,267	$ 203,386	$ 80,123
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	17,440	5,283	-	33,608	-	8,403	-
Unit Value	$ 38.15	$ 22.51	$ -	$ 44.28	$ -	$ 17.29	$ -
Fidelity Income Advantage:
Units Outstanding	2,872	1,232	-	4,336	-	3,409	-
Unit Value	$ 37.56	$ 22.17	$ -	$ 43.61	$ -	$ 17.03	$ -
Fidelity Personal Retirement:
Units Outstanding	11,110	-	590	-	23,590	-	6,904
Unit Value	$ 11.75	$ -	$ 10.90	$ -	$ 11.88	$ -	$ 11.60
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 54,146	$ 20,701	$ 228,160	$ 14,936	$ 96,767	$ 5,960	$ 742,895	$ 147,969
Receivable from FILI	0	0	3	0	1	0	5	0
Total Assets	54,146	20,701	228,163	14,936	96,768	5,960	742,900	147,969
Liabilities:
Payable to FILI	0	0	0	0	0	0	1	0
Total net assets	$ 54,146	$ 20,701	$ 228,163	$ 14,936	$ 96,768	$ 5,960	$ 742,899	$ 147,969
Net Assets:
Fidelity Retirement Reserves	$ 46,970	$ 0	$ 182,500	$ 0	$ 82,079	$ 0	$ 627,035	$ 0
Fidelity Income Advantage	7,176	0	45,663	0	14,689	0	115,864	0
Fidelity Personal Retirement	0	20,701	0	14,936	0	5,960	0	147,969
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 54,146	$ 20,701	$ 228,163	$ 14,936	$ 96,768	$ 5,960	$ 742,899	$ 147,969
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,113	-	9,351	-	6,062	-	29,126	-
Unit Value	$ 15.09	$ -	$ 19.52	$ -	$ 13.54	$ -	$ 21.53	$ -
Fidelity Income Advantage:
Units Outstanding	478	-	2,374	-	1,101	-	5,450	-
Unit Value	$ 14.99	$ -	$ 19.22	$ -	$ 13.33	$ -	$ 21.24	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,669	-	1,263	-	534	-	12,345
Unit Value	$ -	$ 12.40	$ -	$ 11.83	$ -	$ 11.16	$ -	$ 11.99
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Assets:
Investments at market value	$ 109,754	$ 29,662	$ 66,385	$ 15,957	$ 58,180	$ 15,161	$ 252,322	$ 48,591
Receivable from FILI	1	0	0	0	0	0	2	0
Total Assets	109,755	29,662	66,385	15,957	58,180	15,161	252,324	48,591
Liabilities:
Payable to FILI	0	0	4	0	0	0	1	0
Total net assets	$ 109,755	$ 29,662	$ 66,381	$ 15,957	$ 58,180	$ 15,161	$ 252,323	$ 48,591
Net Assets:
Fidelity Retirement Reserves	$ 89,110	$ 0	$ 56,914	$ 0	$ 52,820	$ 0	$ 223,327	$ 0
Fidelity Income Advantage	20,645	0	9,467	0	5,360	0	28,996	0
Fidelity Personal Retirement	0	29,662	0	15,957	0	15,161	0	48,591
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 109,755	$ 29,662	$ 66,381	$ 15,957	$ 58,180	$ 15,161	$ 252,323	$ 48,591
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	5,883	-	4,288	-	4,869	-	10,126	-
Unit Value	$ 15.15	$ -	$ 13.27	$ -	$ 10.85	$ -	$ 22.06	$ -
Fidelity Income Advantage:
Units Outstanding	1,371	-	720	-	499	-	1,327	-
Unit Value	$ 15.05	$ -	$ 13.13	$ -	$ 10.73	$ -	$ 21.82	$ -
Fidelity Personal Retirement:
Units Outstanding	-	2,492	-	1,213	-	1,304	-	3,822
Unit Value	$ -	$ 11.90	$ -	$ 13.16	$ -	$ 11.63	$ -	$ 12.71
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)
Assets:
Investments at market value	$ 62,098	$ 15,018	$ 40,435	$ 11,954	$ 41,526	$ 11,811	$ 9,188	$ 4,073
Receivable from FILI	1	0	1	0	0	0	1	0
Total Assets	62,099	15,018	40,436	11,954	41,526	11,811	9,189	4,073
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 62,099	$ 15,018	$ 40,436	$ 11,954	$ 41,526	$ 11,811	$ 9,189	$ 4,073
Net Assets:
Fidelity Retirement Reserves	$ 55,393	$ 0	$ 35,872	$ 0	$ 36,012	$ 0	$ 7,983	$ 0
Fidelity Income Advantage	6,706	0	4,564	0	5,514	0	1,206	0
Fidelity Personal Retirement	0	15,018	0	11,954	0	11,811	0	4,073
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 62,099	$ 15,018	$ 40,436	$ 11,954	$ 41,526	$ 11,811	$ 9,189	$ 4,073
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,342	-	2,367	-	2,058	-	640	-
Unit Value	$ 12.76	$ -	$ 15.16	$ -	$ 17.50	$ -	$ 12.47	$ -
Fidelity Income Advantage:
Units Outstanding	531	-	304	-	318	-	98	-
Unit Value	$ 12.62	$ -	$ 14.99	$ -	$ 17.31	$ -	$ 12.34	$ -
Fidelity Personal Retirement:
Units Outstanding	-	1,366	-	964	-	977	-	360
Unit Value	$ -	$ 10.99	$ -	$ 12.40	$ -	$ 12.09	$ -	$ 11.30
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R
Assets:
Investments at market value	$ 181,264	$ 44,046	$ 110,419	$ 93,727	$ 4,473	$ 3,353	$ 0	$ 14,674
Receivable from FILI	1	0	0	0	0	0	0	14
Total Assets	181,265	44,046	110,419	93,727	4,473	3.353	0	14,688
Liabilities:
Payable to FILI	0	0	2	0	0	0	0	0
Total net assets	$ 181,265	$ 44,046	$ 110,417	$ 93,727	$ 4,473	$ 3,353	$ 0	$ 14,688
Net Assets:
Fidelity Retirement Reserves	$ 157,404	$ 0	$ 86,872	$ 0	$ 4,200	$ 0	$ 0	$ 13,461
Fidelity Income Advantage	23,861	0	23,545	0	273	0	0	1,227
Fidelity Personal Retirement	0	44,046	0	93,727	0	3,353	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 181,265	$ 44,046	$ 110,417	$ 93,727	$ 4,473	$ 3,353	$ 0	$ 14,688
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,945	-	7,290	-	359	-	-	1,041
Unit Value	$ 22.66	$ -	$ 11.92	$ -	$ 11.70	$ -	$ 11.52	$ 12.93
Fidelity Income Advantage:
Units Outstanding	1,059	-	1,985	-	23	-	-	95
Unit Value	$ 22.52	$ -	$ 11.85	$ -	$ 11.67	$ -	$ 11.50	$ 12.89
Fidelity Personal Retirement:
Units Outstanding	-	3,095	-	8,631	-	301	-	-
Unit Value	$ -	$ 14.23	$ -	$ 10.86	$ -	$ 11.13	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class
Assets:
Investments at market value	$ 22,216	$ 37,775	$ 26,254	$ 13,670	$ 19,714	$ 4,875	$ 3,652
Receivable from FILI	0	0	0	1	0	1	0
Total Assets	22,216	37,775	26,254	13,671	19,714	4,876	3,652
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 22,216	$ 37,775	$ 26,254	$ 13,671	$ 19,714	$ 4,876	$ 3,652
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 31,635	$ 0	$ 11,948	$ 0	$ 4,038	$ 0
Fidelity Income Advantage	0	6,140	0	1,723	0	838	0
Fidelity Personal Retirement	22,216	0	26,254	0	19,714	0	3,652
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 22,216	$ 37,775	$ 26,254	$ 13,671	$ 19,714	$ 4,876	$ 3,652
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	-	2,556	-	985	-	380	-
Unit Value	$ -	$ 12.37	$ -	$ 12.13	$ -	$ 10.61	$ -
Fidelity Income Advantage:
Units Outstanding	-	498	-	142	-	79	-
Unit Value	$ -	$ 12.34	$ -	$ 12.10	$ -	$ 10.58	$ -
Fidelity Personal Retirement:
Units Outstanding	1,810	-	2,197	-	1,679	-	351
Unit Value	$ 12.28	$ -	$ 11.95	$ -	$ 11.74	$ -	$ 10.39
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Income	VIP - Freedom Income Investor Class	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 7,614	$ 10,356	$ 6,795	$ 4,253	$ 18,409	$ 28,808	$ 19,429	$ 36,647
Receivable from FILI	0	0	0	0	0	0	0	0
Total Assets	7,614	10,356	6,795	4,253	18,409	28,808	19,429	36,647
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,614	$ 10,356	$ 6,795	$ 4,253	$ 18,409	$ 28,808	$ 19,429	$ 36,647
Net Assets:
Fidelity Retirement Reserves	$ 7,353	$ 0	$ 6,795	$ 0	$ 18,375	$ 0	$ 19,370	$ 0
Fidelity Income Advantage	261	0	0	0	34	0	59	0
Fidelity Personal Retirement	0	10,356	0	4,253	0	28,808	0	36,647
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,614	$ 10,356	$ 6,795	$ 4,253	$ 18,409	$ 28,808	$ 19,429	$ 36,647
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	677	-	596	-	1,605	-	1,653	-
Unit Value	$ 10.86	$ -	$ 11.40	$ -	$ 11.45	$ -	$ 11.72	$ -
Fidelity Income Advantage:
Units Outstanding	24	-	-	-	3	-	5	-
Unit Value	$ 10.86	$ -	$ -	$ -	$ 11.45	$ -	$ 11.72	$ -
Fidelity Personal Retirement:
Units Outstanding	-	958	-	379	-	2,571	-	3,210
Unit Value	$ -	$ 10.81	$ -	$ 11.21	$ -	$ 11.21	$ -	$ 11.42
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III
Assets:
Investments at market value	$ 17,907	$ 43,281	$ 6,289	$ 13,680	$ 11,893	$ 13,534	$ 7,445	$ 15,855	$ 7,638
Receivable from FILI	0	0	0	0	0	0	0	0	0
Total Assets	17,907	43,281	6,289	13,680	11,893	13,534	7,445	15,855	7,638
Liabilities:
Payable to FILI	0	0	1	0	0	0	0	0	0
Total net assets	$ 17,907	$ 43,281	$ 6,288	$ 13,680	$ 11,893	$ 13,534	$ 7,445	$ 15,855	$ 7,638
Net Assets:
Fidelity Retirement Reserves	$ 17,755	$ 0	$ 6,273	$ 0	$ 11,893	$ 0	$ 0	$ 0	$ 0
Fidelity Income Advantage	152	0	15	0	0	0	0	0	0
Fidelity Personal Retirement	0	43,281	0	13,680	0	13,534	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	7,445	15,855	7,638
Total net assets	$ 17,907	$ 43,281	$ 6,288	$ 13,680	$ 11,893	$ 13,534	$ 7,445	$ 15,855	$ 7,638
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,489	-	520	-	973	-	-	-	-
Unit Value	$ 11.92	$ -	$ 12.05	$ -	$ 12.23	$ -	$ -	$ -	$ -
Fidelity Income Advantage:
Units Outstanding	13	-	1	-	-	-	-	-	-
Unit Value	$ 11.92	$ -	$ 12.05	$ -	$ -	$ -	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	3,741	-	1,175	-	1,150	-	-	-
Unit Value	$ -	$ 11.57	$ -	$ 11.65	$ -	$ 11.77	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	669	1,385	654
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.12	$ 11.45	$ 11.68

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%	VIP - FundsManager 70%	VIP - FundsManager 85%
Assets:
Investments at market value	$ 8,234	$ 9,498	$ 21,296	$ 124,477	$ 157,185	$ 61,817
Receivable from FILI	0	0	0	0	0	1
Total Assets	8,234	9,498	21,296	124,477	157,185	61,818
Liabilities:
Payable to FILI	1	0	0	0	7	0
Total net assets	$ 8,233	$ 9,498	$ 21,296	$ 124,477	$ 157,178	$ 61,818
Net Assets:
Fidelity Retirement Reserves	$ 7,062	$ 0	$ 4,539	$ 27,471	$ 33,673	$ 18,898
Fidelity Income Advantage	1,171	0	535	14,693	20,615	5,835
Fidelity Personal Retirement	0	9,498	16,222	82,313	102,890	37,085
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Total net assets	$ 8,233	$ 9,498	$ 21,296	$ 124,477	$ 157,178	$ 61,818
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	699	-	436	2,605	3,165	1,773
Unit Value	$ 10.10	$ -	$ 10.42	$ 10.55	$ 10.64	$ 10.66
Fidelity Income Advantage:
Units Outstanding	116	-	51	1,395	1,941	548
Unit Value	$ 10.09	$ -	$ 10.40	$ 10.53	$ 10.62	$ 10.65
Fidelity Personal Retirement:
Units Outstanding	-	937	1,552	7,776	9,636	3,466
Unit Value	$ -	$ 10.14	$ 10.45	$ 10.59	$ 10.68	$ 10.70
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)
Assets:
Investments at market value	$ 291,297	$ 52,591	$ 63,338	$ 112,107	$ 18,344	$ 92,093	$ 35,158	$ 56,779
Receivable from FILI	2	1	0	1	0	1	0	1
Total Assets	291,299	52,592	63,338	112,108	18,344	92,094	35,158	56,780
Liabilities:
Payable to FILI	0	0	0	0	0	0	3	0
Total net assets	$ 291,299	$ 52,592	$ 63,338	$ 112,108	$ 18,344	$ 92,094	$ 35,155	$ 56,780
Net Assets:
Fidelity Retirement Reserves	$ 235,799	$ 41,718	$ 46,714	$ 74,329	$ 16,522	$ 74,943	$ 26,930	$ 54,361
Fidelity Income Advantage	28,568	5,139	8,826	16,585	1,822	17,151	8,225	2,419
Fidelity Personal Retirement	26,932	5,735	7,798	21,194	0	0	0	0
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Total net assets	$ 291,299	$ 52,592	$ 63,338	$ 112,108	$ 18,344	$ 92,094	$ 35,155	$ 56,780
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	9,701	1,970	2,563	4,864	1,478	3,156	1,307	5,926
Unit Value	$ 24.31	$ 21.17	$ 18.22	$ 15.28	$ 11.18	$ 23.75	$ 20.61	$ 9.17
Fidelity Income Advantage:
Units Outstanding	1,192	246	491	1,100	165	733	405	267
Unit Value	$ 23.94	$ 20.85	$ 17.95	$ 15.05	$ 11.01	$ 23.39	$ 20.30	$ 9.03
Fidelity Personal Retirement:
Units Outstanding	2,406	529	702	1,934	-	-	-	-
Unit Value	$ 11.19	$ 10.85	$ 11.11	$ 10.96	$ -	$ -	$ -	$ -
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2006

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Large Cap Growth	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets
Assets:
Investments at market value	$ 60,664	$ 50,775	$ 41,927	$ 40,250	$ 27,898	$ 25,066	$ 38,523
Receivable from FILI	0	0	0	0	1	0	1
Total Assets	60,664	50,775	41,927	40,250	27,899	25,066	38,524
Liabilities:
Payable to FILI	0	2	0	0	0	0	0
Total net assets	$ 60,664	$ 50,773	$ 41,927	$ 40,250	$ 27,899	$ 25,066	$ 38,524
Net Assets:
Fidelity Retirement Reserves	$ 55,921	$ 44,445	$ 35,672	$ 34,934	$ 25,231	$ 22,082	$ 20,506
Fidelity Income Advantage	4,743	6,328	6,255	5,316	2,668	2,984	2,891
Fidelity Personal Retirement	0	0	0	0	0	0	15,127
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Total net assets	$ 60,664	$ 50,773	$ 41,927	$ 40,250	$ 27,899	$ 25,066	$ 38,524
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,268	2,578	1,675	2,930	1,729	1,524	1,863
Unit Value	$ 17.11	$ 17.24	$ 21.30	$ 11.92	$ 14.59	$ 14.49	$ 11.00
Fidelity Income Advantage:
Units Outstanding	281	373	298	452	185	209	263
Unit Value	$ 16.85	$ 16.98	$ 20.97	$ 11.74	$ 14.37	$ 14.27	$ 10.99
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-	1,370
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 11.05
Fidelity Freedom Lifetime Income:
Units Outstanding	-	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 38,673	$ 14,674	$ 17,597	$ 4,398	$ 36,995	$ 2,770
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,761	0	1,477	0	7,204	0
Administrative and other charges	384	0	98	0	480	0
Total expenses	6,145	0	1,575	0	7,684	0
Fidelity Income Advantage:
Mortality and expense risk charges	317	0	365	0	1,074	0
Administrative and other charges	105	0	122	0	358	0
Total expenses	422	0	487	0	1,432	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	602	0	70	0	150
Administrative and other charges	0	151	0	17	0	37
Total expenses	0	753	0	87	0	187
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	7	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	8	0	0	0	0
Total expenses	6,567	761	2,062	87	9,116	187
Net investment income (loss)	32,106	13,913	15,535	4,311	27,879	2,583
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(211)	238	29,914	154
Realized gain distributions	0	0	0	0	133,800	11,103
Net realized gain (loss) on investments	0	0	(211)	238	163,714	11,257
Unrealized appreciation (depreciation)	0	0	8,525	(530)	3,872	1,220
Net increase (decrease) in net assets from operations	$ 32,106	$ 13,913	$ 23,849	$ 4,019	$ 195,465	$ 15,060

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 3,152	$ 91	$ 1,998	$ 901	$ 319	$ 23,116	$ 1,642
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5,244	0	1,522	756	0	3,189	0
Administrative and other charges	350	0	101	50	0	213	0
Total expenses	5,594	0	1,623	806	0	3,402	0
Fidelity Income Advantage:
Mortality and expense risk charges	524	0	122	109	0	883	0
Administrative and other charges	175	0	41	36	0	294	0
Total expenses	699	0	163	145	0	1,177	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	74	0	0	126	0	138
Administrative and other charges	0	18	0	0	31	0	34
Total expenses	0	92	0	0	157	0	172
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	6,293	92	1,786	951	157	4,579	172
Net investment income (loss)	(3,141)	(1)	212	(50)	162	18,537	1,470
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(33,662)	252	1,852	7,871	700	(4,020)	28
Realized gain distributions	0	0	1,388	620	213	1,384	97
Net realized gain (loss) on investments	(33,662)	252	3,240	8,491	913	(2,636)	125
Unrealized appreciation (depreciation)	80,996	2,231	31,072	8,451	9,199	1,537	1,810
Net increase (decrease) in net assets from operations	$ 44,193	$ 2,482	$ 34,524	$ 16,892	$ 10,274	$ 17,438	$ 3,405

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 13,295	$ 290	$ 14,815	$ 3,363	$ 32	$ 22,249	$ 2,545
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,974	0	5,071	979	0	11,867	0
Administrative and other charges	198	0	338	65	0	791	0
Total expenses	3,172	0	5,409	1,044	0	12,658	0
Fidelity Income Advantage:
Mortality and expense risk charges	558	0	725	200	0	1,316	0
Administrative and other charges	186	0	242	67	0	438	0
Total expenses	744	0	967	267	0	1,754	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	38	164	0	9	0	379
Administrative and other charges	0	9	41	0	2	0	95
Total expenses	0	47	205	0	11	0	474
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,916	47	6,581	1,311	11	14,412	474
Net investment income (loss)	9,379	243	8,234	2,052	21	7,837	2,071
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,241)	89	29,371	(4,487)	54	162,653	335
Realized gain distributions	0	0	0	0	0	136,274	20,815
Net realized gain (loss) on investments	(1,241)	89	29,371	(4,487)	54	298,927	21,150
Unrealized appreciation (depreciation)	20,798	918	81,628	11,629	235	(129,021)	(2,428)
Net increase (decrease) in net assets from operations	$ 28,936	$ 1,250	$ 119,233	$ 9,194	$ 310	$ 177,743	$ 20,793

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 3,986	$ 418	$ 299	$ 85	$ 2,232	$ 51
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,078	0	401	0	1,424	0
Administrative and other charges	72	0	27	0	95	0
Total expenses	1,150	0	428	0	1,519	0
Fidelity Income Advantage:
Mortality and expense risk charges	406	0	50	0	330	0
Administrative and other charges	135	0	17	0	110	0
Total expenses	541	0	67	0	440	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	93	0	31	0	20
Administrative and other charges	0	23	0	8	0	5
Total expenses	0	116	0	39	0	25
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,691	116	495	39	1,959	25
Net investment income (loss)	2,295	302	(196)	46	273	26
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,318	185	5,248	515	(383)	100
Realized gain distributions	6,515	668	1,424	547	6,236	135
Net realized gain (loss) on investments	8,833	853	6,672	1,062	5,853	235
Unrealized appreciation (depreciation)	9,164	4,035	(337)	403	20,518	1,036
Net increase (decrease) in net assets from operations	$ 20,292	$ 5,190	$ 6,139	$ 1,511	$ 26,644	$ 1,297

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 826	$ 30	$ 2,987	$ 234	$ 713	$ 50
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	685	0	5,287	0	713	0
Administrative and other charges	46	0	353	0	48	0
Total expenses	731	0	5,640	0	761	0
Fidelity Income Advantage:
Mortality and expense risk charges	111	0	860	0	143	0
Administrative and other charges	37	0	286	0	48	0
Total expenses	148	0	1,146	0	191	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	212	0	34
Administrative and other charges	0	2	0	53	0	9
Total expenses	0	12	0	265	0	43
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	879	12	6,786	265	952	43
Net investment income (loss)	(53)	18	(3,799)	(31)	(239)	7
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3,638)	208	79,510	365	1,388	84
Realized gain distributions	0	0	101,132	7,313	20,710	1,326
Net realized gain (loss) on investments	(3,638)	208	180,642	7,678	22,098	1,410
Unrealized appreciation (depreciation)	7,162	107	(88,602)	2,291	(5,633)	1,233
Net increase (decrease) in net assets from operations	$ 3,471	$ 333	$ 88,241	$ 9,938	$ 16,226	$ 2,650

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Utilities (b)	VIP - Utilities Investor Class (b)	VIP - Technology	VIP - Technology Investor Class	VIP - Energy (b)	VIP - Energy Investor Class (b)
Income:
Dividends	$ 739	$ 165	$ 0	$ 0	$ 1,883	$ 324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	239	0	474	0	2,212	0
Administrative and other charges	16	0	32	0	147	0
Total expenses	255	0	506	0	2,359	0
Fidelity Income Advantage:
Mortality and expense risk charges	32	0	38	0	245	0
Administrative and other charges	11	0	13	0	81	0
Total expenses	43	0	51	0	326	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	21	0	76
Administrative and other charges	0	3	0	5	0	19
Total expenses	0	13	0	26	0	95
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	298	13	557	26	2,685	95
Net investment income (loss)	441	152	(557)	(26)	(802)	229
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,644	43	1,617	0	54,463	812
Realized gain distributions	5,630	1,258	5,865	572	35,058	6,204
Net realized gain (loss) on investments	7,274	1,301	7,482	572	89,521	7,016
Unrealized appreciation (depreciation)	2,161	(37)	(2,918)	(322)	(51,346)	(4,645)
Net increase (decrease) in net assets from operations	$ 9,876	$ 1,416	$ 4,007	$ 224	$ 37,373	$ 2,600

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials (b)	VIP - Industrials Investor Class (b)
Income:
Dividends	$ 42	$ 7	$ 349	$ 32	$ 386	$ 100
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	547	0	203	0	301	0
Administrative and other charges	36	0	13	0	20	0
Total expenses	583	0	216	0	321	0
Fidelity Income Advantage:
Mortality and expense risk charges	52	0	20	0	37	0
Administrative and other charges	18	0	7	0	13	0
Total expenses	70	0	27	0	50	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	12	0	15
Administrative and other charges	0	6	0	3	0	4
Total expenses	0	30	0	15	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	653	30	243	15	371	19
Net investment income (loss)	(611)	(23)	106	17	15	81
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	9,664	175	2,308	111	3,096	74
Realized gain distributions	0	0	575	50	6,198	1,445
Net realized gain (loss) on investments	9,664	175	2,883	161	9,294	1,519
Unrealized appreciation (depreciation)	(5,873)	562	1,352	761	(4,086)	(1,019)
Net increase (decrease) in net assets from operations	$ 3,180	$ 714	$ 4,341	$ 939	$ 5,223	$ 581

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary (b)	VIP - Consumer Discretionary Investor Class (b)	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 40	$ 17	$ 2,409	$ 563	$ 4,860	$ 4,015
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	40	0	960	0	701	0
Administrative and other charges	3	0	64	0	47	0
Total expenses	43	0	1,024	0	748	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	127	0	161	0
Administrative and other charges	1	0	42	0	53	0
Total expenses	6	0	169	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	3	0	43	0	110
Administrative and other charges	0	1	0	11	0	27
Total expenses	0	4	0	54	0	137
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	49	4	1,193	54	962	137
Net investment income (loss)	(9)	13	1,216	509	3,898	3,878
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	574	41	9,451	445	2,155	58
Realized gain distributions	0	0	14,586	3,011	246	204
Net realized gain (loss) on investments	574	41	24,037	3,456	2,401	262
Unrealized appreciation (depreciation)	139	110	18,036	2,458	1,379	266
Net increase (decrease) in net assets from operations	$ 704	$ 164	$ 43,289	$ 6,423	$ 7,678	$ 4,406

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 77	$ 31	$ 161	$ 321	$ 205
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	31	0	11	74	0	241	0
Administrative and other charges	2	0	1	5	0	16	0
Total expenses	33	0	12	79	0	257	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	2	9	0	36	0
Administrative and other charges	1	0	1	3	0	12	0
Total expenses	4	0	3	12	0	48	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	0	37	0	26
Administrative and other charges	0	1	0	0	9	0	7
Total expenses	0	7	0	0	46	0	33
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	37	7	15	91	46	305	33
Net investment income (loss)	(37)	(7)	62	(60)	115	16	172
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	134	59	53	757	513	1,419	234
Realized gain distributions	233	164	45	326	540	915	578
Net realized gain (loss) on investments	367	223	98	1,083	1,053	2,334	812
Unrealized appreciation (depreciation)	(88)	(44)	17	200	1,123	2,410	1,139
Net increase (decrease) in net assets from operations	$ 242	$ 172	$ 177	$ 1,223	$ 2,291	$ 4,760	$ 2,123

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 124	$ 157	$ 7	$ 0	$ 220	$ 15
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	65	0	89	0	44	0
Administrative and other charges	4	0	6	0	3	0
Total expenses	69	0	95	0	47	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	13	0	0	0
Administrative and other charges	3	0	4	0	0	0
Total expenses	12	0	17	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	26	0	6	0	14
Administrative and other charges	0	7	0	2	0	3
Total expenses	0	33	0	8	0	17
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	81	33	112	8	47	17
Net investment income (loss)	43	124	(105)	(8)	173	(2)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	451	263	36	62	117	94
Realized gain distributions	70	93	0	0	34	0
Net realized gain (loss) on investments	521	356	36	62	151	94
Unrealized appreciation (depreciation)	711	1,339	(408)	(105)	23	395
Net increase (decrease) in net assets from operations	$ 1,275	$ 1,819	$ (477)	$ (51)	$ 347	$ 487

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 179	$ 10	$ 309	$ 46	$ 223	$ 36
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	48	0	110	0	119	0
Administrative and other charges	3	0	7	0	8	0
Total expenses	51	0	117	0	127	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	6	0	42	0	50
Administrative and other charges	0	1	0	10	0	13
Total expenses	0	7	0	52	0	63
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	51	7	117	52	127	63
Net investment income (loss)	128	3	192	(6)	96	(27)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	197	74	252	230	281	132
Realized gain distributions	29	0	78	0	143	0
Net realized gain (loss) on investments	226	74	330	230	424	132
Unrealized appreciation (depreciation)	164	228	795	1,697	1,057	2,553
Net increase (decrease) in net assets from operations	$ 518	$ 305	$ 1,317	$ 1,921	$ 1,577	$ 2,658

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 266	$ 68	$ 102	$ 15	$ 176	$ 26
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	118	0	41	0	69	0
Administrative and other charges	8	0	3	0	5	0
Total expenses	126	0	44	0	74	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	56	0	17	0	18
Administrative and other charges	0	14	0	4	0	5
Total expenses	0	70	0	21	0	23
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	126	70	44	21	74	23
Net investment income (loss)	140	(2)	58	(6)	102	3
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	461	163	332	60	277	219
Realized gain distributions	159	0	85	0	121	0
Net realized gain (loss) on investments	620	163	417	60	398	219
Unrealized appreciation (depreciation)	899	3,009	163	1,001	567	884
Net increase (decrease) in net assets from operations	$ 1,659	$ 3,170	$ 638	$ 1,055	$ 1,067	$ 1,106

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)
Income:
Dividends	$ 120	$ 192	$ 97	$ 12	$ 12
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	15	0
Administrative and other charges	0	0	0	1	0
Total expenses	0	0	0	16	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	2	0
Administrative and other charges	0	0	0	1	0
Total expenses	0	0	0	3	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	6
Administrative and other charges	0	0	0	0	2
Total expenses	0	0	0	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	24	44	27	0	0
Administrative and other charges	5	9	5	0	0
Total expenses	29	53	32	0	0
Total expenses	29	53	32	19	8
Net investment income (loss)	91	139	65	(7)	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	49	46	40	37	43
Realized gain distributions	33	69	71	0	0
Net realized gain (loss) on investments	82	115	111	37	43
Unrealized appreciation (depreciation)	269	693	457	318	523
Net increase (decrease) in net assets from operations	$ 442	$ 947	$ 633	$ 348	$ 570

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	VIP - Funds Manager 20% (a)	VIP - Funds Manager 50% (a)	VIP - Funds Manager 70% (a)	VIP - Funds Manager 85% (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 287	$ 1,392	$ 1,522	$ 457	$ 1,806	$ 4,399
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	11	68	77	37	1,658	352
Administrative and other charges	1	5	5	2	111	24
Total expenses	12	73	82	39	1,769	376
Fidelity Income Advantage:
Mortality and expense risk charges	1	34	46	14	174	44
Administrative and other charges	1	11	15	4	58	15
Total expenses	2	45	61	18	232	59
Fidelity Personal Retirement:
Mortality and expense risk charges	9	53	62	24	13	3
Administrative and other charges	2	13	16	6	3	1
Total expenses	11	66	78	30	16	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	25	184	221	87	2,017	439
Net investment income (loss)	262	1,208	1,301	370	(211)	3,960
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	129	276	259	311	33,031	1,804
Realized gain distributions	100	1,035	1,580	626	5,552	956
Net realized gain (loss) on investments	229	1,311	1,839	937	38,583	2,760
Unrealized appreciation (depreciation)	145	3,752	6,391	2,769	33,056	(1,880)
Net increase (decrease) in net assets from operations	$ 636	$ 6,271	$ 9,531	$ 4,076	$ 71,428	$ 4,840

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II	OMIF - Small Cap	OMIF - Select Value	OMIF - Columbus Circle Technology & Communications (b)	OMIF - Large Cap Growth
Income:
Dividends	$ 825	$ 79	$ 0	$ 0	$ 517	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	323	502	138	591	203	467	463
Administrative and other charges	22	34	9	39	14	31	31
Total expenses	345	536	147	630	217	498	494
Fidelity Income Advantage:
Mortality and expense risk charges	58	96	13	126	58	17	33
Administrative and other charges	19	32	4	42	19	5	11
Total expenses	77	128	17	168	77	22	44
Fidelity Personal Retirement:
Mortality and expense risk charges	4	12	0	0	0	0	0
Administrative and other charges	1	3	0	0	0	0	0
Total expenses	5	15	0	0	0	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	427	679	164	798	294	520	538
Net investment income (loss)	398	(600)	(164)	(798)	223	(520)	(538)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,286	4,539	(7,943)	4,204	(1,626)	(321,766)	(40,747)
Realized gain distributions	2,028	6,425	0	0	0	0	0
Net realized gain (loss) on investments	4,314	10,964	(7,943)	4,204	(1,626)	(321,766)	(40,747)
Unrealized appreciation (depreciation)	5,343	8,661	9,365	10,552	9,028	324,560	45,962
Net increase (decrease) in net assets from operations	$ 10,055	$ 19,025	$ 1,258	$ 13,958	$ 7,625	$ 2,274	$ 4,677

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2006

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery (b)	WFAF - Advantage VT Opportunity (b)	CST - Small Cap Core I (b)	CST - International Focus	CST - Global Small Cap Focus	Lazard - Retirement Emerging Markets (a)
Income:
Dividends	$ 1	$ 0	$ 0	$ 290	$ 0	$ 46
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	358	293	341	185	219	36
Administrative and other charges	24	20	23	12	15	2
Total expenses	382	313	364	197	234	38
Fidelity Income Advantage:
Mortality and expense risk charges	46	43	46	17	29	3
Administrative and other charges	15	15	16	6	10	1
Total expenses	61	58	62	23	39	4
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	6
Administrative and other charges	0	0	0	0	0	2
Total expenses	0	0	0	0	0	8
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	443	371	426	220	273	50
Net investment income (loss)	(442)	(371)	(426)	70	(273)	(4)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9,573)	318	(12,558)	1,092	2,475	179
Realized gain distributions	0	4,887	0	0	0	532
Net realized gain (loss) on investments	(9,573)	5,205	(12,558)	1,092	2,475	711
Unrealized appreciation (depreciation)	16,962	(87)	13,951	2,903	489	2,997
Net increase (decrease) in net assets from operations	$ 6,947	$ 4,747	$ 967	$ 4,065	$ 2,691	$ 3,704

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)		VIP - High Income		VIP - High Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 32,106	$ 17,928	$ 13,913	$ 821	$ 15,535	$ 42,148	$ 4,311	$ 868
Net realized gain (loss) on investments	0	0	0	0	(211)	1,733	238	6
Unrealized appreciation (depreciation)	0	0	0	0	8,525	(38,828)	(530)	(734)
Net increase (decrease) in net assets from operations	32,106	17,928	13,913	821	23,849	5,053	4,019	140
Contract Transactions:
Payments received from contract owners	45,984	243,494	739,174	147,527	1,475	2,234	6,772	2,452
Transfers between sub-accounts and the fixed account, net	155,185	(64,130)	(307,954)	(28,557)	(38,953)	(50,896)	37,150	10,727
Contract benefits	(8,016)	(12,637)	(1,427)	0	(5,233)	(5,432)	(113)	0
Contract terminations	(180,404)	(224,808)	(41,462)	(1,411)	(15,233)	(20,984)	(642)	(14)
Contract maintenance charges	(142)	(143)	0	0	(34)	(43)	0	0
Other transfers (to) from FILI, net	412	945	(7)	(1)	18	(75)	(1)	1
Net increase (decrease) in net assets from contract transactions	13,019	(57,279)	388,324	117,558	(57,960)	(75,196)	43,166	13,166
Total increase (decrease) in net assets	45,125	(39,351)	402,237	118,379	(34,111)	(70,143)	47,185	13,306
Net Assets:
Beginning of period	770,756	810,107	118,379	0	268,654	338,797	13,306	0
End of period	$ 815,881	$ 770,756	$ 520,616	$ 118,379	$ 234,543	$ 268,654	$ 60,491	$ 13,306
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class (a)		VIP - Growth		VIP - Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 27,879	$ 10,238	$ 2,583	$ (11)	$ (3,141)	$ (2,560)	$ (1)	$ (8)
Net realized gain (loss) on investments	163,714	83,580	11,257	10	(33,662)	(34,958)	252	0
Unrealized appreciation (depreciation)	3,872	(39,154)	1,220	741	80,996	75,439	2,231	442
Net increase (decrease) in net assets from operations	195,465	54,664	15,060	740	44,193	37,921	2,482	434
Contract Transactions:
Payments received from contract owners	5,719	6,561	15,025	2,711	3,711	4,419	5,212	981
Transfers between sub-accounts and the fixed account, net	(59,858)	(123,799)	81,323	27,332	(113,142)	(172,044)	30,129	17,114
Contract benefits	(20,778)	(18,637)	(76)	0	(9,849)	(10,779)	(49)	0
Contract terminations	(61,866)	(68,545)	(1,857)	(48)	(45,651)	(57,656)	(1,071)	(20)
Contract maintenance charges	(191)	(215)	0	0	(176)	(215)	0	0
Other transfers (to) from FILI, net	244	182	11	2	27	294	(5)	1
Net increase (decrease) in net assets from contract transactions	(136,730)	(204,453)	94,426	29,997	(165,080)	(235,981)	34,216	18,076
Total increase (decrease) in net assets	58,735	(149,789)	109,486	30,737	(120,887)	(198,060)	36,698	18,510
Net Assets:
Beginning of period	1,110,065	1,259,854	30,737	0	836,725	1,034,785	18,510	0
End of period	$ 1,168,800	$ 1,110,065	$ 140,223	$ 30,737	$ 715,838	$ 836,725	$ 55,208	$ 18,510

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 212	$ (247)	$ (50)	$ (140)	$ 162	$ (8)
Net realized gain (loss) on investments	3,240	(1,751)	8,491	2,065	913	0
Unrealized appreciation (depreciation)	31,072	37,598	8,451	10,456	9,199	1,606
Net increase (decrease) in net assets from operations	34,524	35,600	16,892	12,381	10,274	1,598
Contract Transactions:
Payments received from contract owners	0	0	2,773	2,667	12,719	1,824
Transfers between sub-accounts and the fixed account, net	(27,610)	(44,768)	20,717	24,013	45,955	20,685
Contract benefits	(2,073)	(1,916)	(1,468)	(746)	(166)	0
Contract terminations	(10,021)	(12,254)	(4,307)	(4,363)	(1,813)	(10)
Contract maintenance charges	(41)	(43)	(53)	(28)	(8)	0
Other transfers (to) from FILI, net	33	24	56	62	7	5
Net increase (decrease) in net assets from contract transactions	(39,712)	(58,957)	17,718	21,605	56,694	22,504
Total increase (decrease) in net assets	(5,188)	(23,357)	34,610	33,986	66,968	24,102
Net Assets:
Beginning of period	225,259	248,616	87,366	53,380	24,102	0
End of period	$ 220,071	$ 225,259	$ 121,976	$ 87,366	$ 91,070	$ 24,102
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond (b)		VIP - Investment Grade Bond Investor Class (a)		VIP - Asset Manager (b)		VIP - Asset Manager Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 18,537	$ 18,408	$ 1,470	$ (10)	$ 9,379	$ 10,421	$ 243	$ (3)
Net realized gain (loss) on investments	(2,636)	14,356	125	0	(1,241)	(2,992)	89	3
Unrealized appreciation (depreciation)	1,537	(24,371)	1,810	218	20,798	7,923	918	183
Net increase (decrease) in net assets from operations	17,438	8,393	3,405	208	28,936	15,352	1,250	183
Contract Transactions:
Payments received from contract owners	4,354	6,945	18,850	6,113	1,672	2,384	1,711	319
Transfers between sub-accounts and the fixed account, net	(79,741)	(5,557)	59,898	21,777	(43,218)	(40,853)	13,735	8,441
Contract benefits	(12,920)	(15,793)	(164)	0	(11,510)	(12,401)	0	0
Contract terminations	(38,001)	(46,016)	(2,908)	(27)	(32,444)	(35,657)	(269)	(1)
Contract maintenance charges	(77)	(97)	0	0	(90)	(103)	0	0
Other transfers (to) from FILI, net	(116)	(92)	2	1	(47)	(92)	(4)	(2)
Net increase (decrease) in net assets from contract transactions	(126,501)	(60,610)	75,678	27,864	(85,637)	(86,722)	15,173	8,757
Total increase (decrease) in net assets	(109,063)	(52,217)	79,083	28,072	(56,701)	(71,370)	16,423	8,940
Net Assets:
Beginning of period	610,716	662,933	28,072	0	504,144	575,514	8,940	0
End of period	$ 501,653	$ 610,716	$ 107,155	$ 28,072	$ 447,443	$ 504,144	$ 25,363	$ 8,940

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Index 500 (b)		VIP - Asset Manager: Growth (b)		VIP - Asset Manager: Growth Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 8,234	$ 8,658	$ 2,052	$ 3,006	$ 21	$ (1)
Net realized gain (loss) on investments	29,371	22,784	(4,487)	(4,113)	54	31
Unrealized appreciation (depreciation)	81,628	1,739	11,629	5,823	235	20
Net increase (decrease) in net assets from operations	119,233	33,181	9,194	4,716	310	50
Contract Transactions:
Payments received from contract owners	23,589	11,937	951	1,411	538	184
Transfers between sub-accounts and the fixed account, net	(50,005)	(40,630)	(22,374)	(22,108)	4,577	849
Contract benefits	(11,730)	(12,019)	(3,293)	(3,613)	0	0
Contract terminations	(46,166)	(47,504)	(9,501)	(9,883)	(72)	0
Contract maintenance charges	(143)	(170)	(36)	(43)	0	0
Other transfers (to) from FILI, net	187	223	(35)	191	1	2
Net increase (decrease) in net assets from contract transactions	(84,268)	(88,163)	(34,288)	(34,045)	5,044	1,035
Total increase (decrease) in net assets	34,965	(54,982)	(25,094)	(29,329)	5,354	1,085
Net Assets:
Beginning of period	868,798	923,780	171,358	200,687	1,085	0
End of period	$ 903,763	$ 868,798	$ 146,264	$ 171,358	$ 6,439	$ 1,085
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund (b)		VIP - Contrafund Investor Class (a)		VIP - Balanced (b)		VIP - Balanced Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 7,837	$ (8,970)	$ 2,071	$ (29)	$ 2,295	$ 3,392	$ 302	$ (4)
Net realized gain (loss) on investments	298,927	40,658	21,150	0	8,833	1,752	853	4
Unrealized appreciation (depreciation)	(129,021)	222,337	(2,428)	2,443	9,164	3,896	4,035	364
Net increase (decrease) in net assets from operations	177,743	254,025	20,793	2,414	20,292	9,040	5,190	364
Contract Transactions:
Payments received from contract owners	12,590	13,478	41,394	10,298	1,701	1,903	23,983	4,714
Transfers between sub-accounts and the fixed account, net	(231,484)	102,049	141,961	68,739	3,719	262	39,889	8,342
Contract benefits	(24,770)	(19,203)	(483)	0	(5,532)	(5,267)	0	0
Contract terminations	(85,542)	(86,005)	(4,809)	(54)	(11,133)	(11,032)	(2,269)	(86)
Contract maintenance charges	(355)	(352)	0	0	(32)	(33)	0	0
Other transfers (to) from FILI, net	(325)	430	7	7	(189)	(6)	(2)	(2)
Net increase (decrease) in net assets from contract transactions	(329,886)	10,397	178,070	78,990	(11,466)	(14,173)	61,601	12,968
Total increase (decrease) in net assets	(152,143)	264,422	198,863	81,404	8,826	(5,133)	66,791	13,332
Net Assets:
Beginning of period	1,829,725	1,565,303	81,404	0	194,560	199,693	13,332	0
End of period	$ 1,677,582	$ 1,829,725	$ 280,267	$ 81,404	$ 203,386	$ 194,560	$ 80,123	$ 13,332

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)		VIP - Dynamic Capital Appreciation Investor Class (a)		VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (196)	$ (189)	$ 46	$ (2)	$ 273	$ 2,022	$ 26	$ (2)
Net realized gain (loss) on investments	6,672	530	1,062	5	5,853	(3,875)	235	9
Unrealized appreciation (depreciation)	(337)	4,396	403	213	20,518	17,698	1,036	105
Net increase (decrease) in net assets from operations	6,139	4,737	1,511	216	26,644	15,845	1,297	112
Contract Transactions:
Payments received from contract owners	925	396	3,614	887	1,198	1,653	1,322	270
Transfers between sub-accounts and the fixed account, net	(3,155)	33,273	8,772	6,002	(27,743)	(40,973)	7,869	4,265
Contract benefits	(715)	(180)	0	0	(5,433)	(5,933)	0	0
Contract terminations	(2,034)	(1,306)	(295)	0	(13,933)	(17,703)	(200)	0
Contract maintenance charges	(12)	(5)	0	0	(51)	(59)	0	0
Other transfers (to) from FILI, net	23	5	(6)	0	(232)	(3)	1	0
Net increase (decrease) in net assets from contract transactions	(4,968)	32,183	12,085	6,889	(46,194)	(63,018)	8,992	4,535
Total increase (decrease) in net assets	1,171	36,920	13,596	7,105	(19,550)	(47,173)	10,289	4,647
Net Assets:
Beginning of period	52,975	16,055	7,105	0	247,713	294,886	4,647	0
End of period	$ 54,146	$ 52,975	$ 20,701	$ 7,105	$ 228,163	$ 247,713	$ 14,936	$ 4,647
(In thousands)	Subaccounts Investing In:				Subaccounts Investing In:
	VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)		VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (53)	$ 199	$ 18	$ (2)	$ (3,799)	$ (6,279)	$ (31)	$ (17)
Net realized gain (loss) on investments	(3,638)	1,243	208	15	180,642	47,399	7,678	4
Unrealized appreciation (depreciation)	7,162	8,913	107	154	(88,602)	82,424	2,291	2,073
Net increase (decrease) in net assets from operations	3,471	10,355	333	167	88,241	123,544	9,938	2,060
Contract Transactions:
Payments received from contract owners	582	1,065	313	328	5,811	6,401	20,857	3,809
Transfers between sub-accounts and the fixed account, net	(23,447)	(24,238)	1,332	3,720	(122,735)	34,022	72,906	41,170
Contract benefits	(1,791)	(2,211)	(67)	0	(12,299)	(9,852)	(108)	0
Contract terminations	(6,321)	(9,981)	(158)	(11)	(38,700)	(38,621)	(2,666)	(16)
Contract maintenance charges	(21)	(26)	0	0	(161)	(152)	0	0
Other transfers (to) from FILI, net	(48)	25	3	0	44	244	17	2
Net increase (decrease) in net assets from contract transactions	(31,046)	(35,366)	1,423	4,037	(168,040)	(7,958)	91,006	44,965
Total increase (decrease) in net assets	(27,575)	(25,011)	1,756	4,204	(79,799)	115,586	100,944	47,025
Net Assets:
Beginning of period	124,343	149,354	4,204	0	822,698	707,112	47,025	0
End of period	$ 96,768	$ 124,343	$ 5,960	$ 4,204	$ 742,899	$ 822,698	$ 147,969	$ 47,025

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)		VIP - Utilities(b)		VIP - Utilities Investor Class (a, b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (239)	$ (1,374)	$ 7	$ (2)	$ 441	$ 342	$ 152	$ 19
Net realized gain (loss) on investments	22,098	13,132	1,410	18	7,274	3,489	1,301	30
Unrealized appreciation (depreciation)	(5,633)	(12,087)	1,233	252	2,161	(1,365)	(37)	(48)
Net increase (decrease) in net assets from operations	16,226	(329)	2,650	268	9,876	2,466	1,416	1
Contract Transactions:
Payments received from contract owners	878	1,818	3,993	710	473	324	396	110
Transfers between sub-accounts and the fixed account, net	(26,151)	(72,041)	17,711	4,808	28,077	(3,300)	13,227	938
Contract benefits	(2,284)	(2,312)	(104)	0	(734)	(370)	(12)	0
Contract terminations	(6,344)	(10,104)	(377)	(1)	(1,631)	(2,114)	(114)	0
Contract maintenance charges	(20)	(31)	0	0	(26)	(20)	(3)	0
Other transfers (to) from FILI, net	56	53	2	2	28	23	0	(2)
Net increase (decrease) in net assets from contract transactions	(33,865)	(82,617)	21,225	5,519	26,187	(5,457)	13,494	1,046
Total increase (decrease) in net assets	(17,639)	(82,946)	23,875	5,787	36,063	(2,991)	14,910	1,047
Net Assets:
Beginning of period	127,394	210,340	5,787	0	30,318	33,309	1,047	0
End of period	$ 109,755	$ 127,394	$ 29,662	$ 5,787	$ 66,381	$ 30,318	$ 15,957	$ 1,047
(In thousands)	Subaccounts Investing In:
	VIP - Technology (b)		VIP - Technology Investor Class (a)		VIP - Energy (b)		VIP - Energy Investor Class (a, b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (557)	$ (262)	$ (26)	$ (2)	$ (802)	$ (583)	$ 229	$ 57
Net realized gain (loss) on investments	7,482	(529)	572	3	89,521	31,535	7,016	704
Unrealized appreciation (depreciation)	(2,918)	4,906	(322)	138	(51,346)	42,628	(4,645)	(91)
Net increase (decrease) in net assets from operations	4,007	4,115	224	139	37,373	73,580	2,600	670
Contract Transactions:
Payments received from contract owners	831	588	1,654	337	4,137	3,574	6,430	1,154
Transfers between sub-accounts and the fixed account, net	(14,659)	(34,518)	8,039	5,005	(75,575)	128,299	25,524	13,943
Contract benefits	(849)	(695)	(14)	0	(4,230)	(2,079)	(287)	0
Contract terminations	(2,811)	(4,625)	(219)	(1)	(14,744)	(10,633)	(1,429)	(1)
Contract maintenance charges	(54)	(55)	(5)	(1)	(224)	(240)	(25)	(4)
Other transfers (to) from FILI, net	19	13	2	1	212	189	14	2
Net increase (decrease) in net assets from contract transactions	(17,523)	(39,292)	9,457	5,341	(90,424)	119,110	30,227	15,094
Total increase (decrease) in net assets	(13,516)	(35,177)	9,681	5,480	(53,051)	192,690	32,827	15,764
Net Assets:
Beginning of period	71,696	106,873	5,480	0	305,374	112,684	15,764	0
End of period	$ 58,180	$ 71,696	$ 15,161	$ 5,480	$ 252,323	$ 305,374	$ 48,591	$ 15,764

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)		VIP - Health Care Investor Class (a)		VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (611)	$ (547)	$ (23)	$ (2)	$ 106	$ 163	$ 17	$ (1)
Net realized gain (loss) on investments	9,664	1,507	175	2	2,883	2,411	161	0
Unrealized appreciation (depreciation)	(5,873)	11,768	562	103	1,352	(1,126)	761	59
Net increase (decrease) in net assets from operations	3,180	12,728	714	103	4,341	1,448	939	58
Contract Transactions:
Payments received from contract owners	801	1,137	1,620	913	298	329	1,172	240
Transfers between sub-accounts and the fixed account, net	(46,686)	42,688	5,911	5,962	8,134	(7,100)	8,000	1,592
Contract benefits	(985)	(732)	(14)	0	(523)	(317)	0	0
Contract terminations	(3,504)	(5,132)	(184)	0	(987)	(2,707)	(49)	(1)
Contract maintenance charges	(35)	(47)	(10)	(1)	(21)	(14)	(3)	0
Other transfers (to) from FILI, net	11	36	5	(1)	3	10	6	0
Net increase (decrease) in net assets from contract transactions	(50,398)	37,950	7,328	6,873	6,904	(9,799)	9,126	1,831
Total increase (decrease) in net assets	(47,218)	50,678	8,042	6,976	11,245	(8,351)	10,065	1,889
Net Assets:
Beginning of period	109,317	58,639	6,976	0	29,191	37,542	1,889	0
End of period	$ 62,099	$ 109,317	$ 15,018	$ 6,976	$ 40,436	$ 29,191	$ 11,954	$ 1,889
(In thousands)	Subaccounts Investing In:
	VIP - Industrials (b)		VIP - Industrials Investor Class (a, b)		VIP - Consumer Discretionary (b)		VIP - Consumer Discretionary Investor Class (a, b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 15	$ (144)	$ 81	$ 9	$ (9)	$ (56)	$ 13	$ 0
Net realized gain (loss) on investments	9,294	9,110	1,519	136	574	343	41	2
Unrealized appreciation (depreciation)	(4,086)	(4,130)	(1,019)	(49)	139	(216)	110	4
Net increase (decrease) in net assets from operations	5,223	4,836	581	96	704	71	164	6
Contract Transactions:
Payments received from contract owners	575	544	1,539	60	45	115	336	11
Transfers between sub-accounts and the fixed account, net	(3,476)	(14,559)	8,054	1,638	3,007	(1,961)	3,361	199
Contract benefits	(729)	(576)	0	0	(112)	(60)	0	0
Contract terminations	(1,868)	(3,065)	(151)	0	(178)	(434)	(3)	0
Contract maintenance charges	(33)	(33)	(4)	0	(9)	(6)	0	0
Other transfers (to) from FILI, net	17	19	(3)	1	12	2	1	(2)
Net increase (decrease) in net assets from contract transactions	(5,514)	(17,670)	9,435	1,699	2,765	(2,344)	3,695	208
Total increase (decrease) in net assets	(291)	(12,834)	10,016	1,795	3,469	(2,273)	3,859	214
Net Assets:
Beginning of period	41,817	54,651	1,795	0	5,720	7,993	214	0
End of period	$ 41,526	$ 41,817	$ 11,811	$ 1,795	$ 9,189	$ 5,720	$ 4,073	$ 214

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)		VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 1,216	$ 2,084	$ 509	$ 155	$ 3,898	$ 4,057	$ 3,878	$ 850
Net realized gain (loss) on investments	24,037	21,700	3,456	346	2,401	3,301	262	38
Unrealized appreciation (depreciation)	18,036	(7,623)	2,458	(251)	1,379	(4,753)	266	(690)
Net increase (decrease) in net assets from operations	43,289	16,161	6,423	250	7,678	2,605	4,406	198
Contract Transactions:
Payments received from contract owners	1,994	3,311	4,505	966	2,236	2,865	25,678	5,069
Transfers between sub-accounts and the fixed account, net	16,090	(15,671)	26,780	5,657	(12,147)	40,662	44,381	16,284
Contract benefits	(2,197)	(1,430)	0	0	(1,978)	(1,770)	(340)	0
Contract terminations	(6,225)	(7,597)	(512)	(18)	(6,527)	(8,163)	(1,942)	(10)
Contract maintenance charges	(31)	(30)	0	0	(16)	(18)	0	0
Other transfers (to) from FILI, net	83	178	(5)	0	18	55	2	1
Net increase (decrease) in net assets from contract transactions	9,714	(21,239)	30,768	6,605	(18,414)	33,631	67,779	21,344
Total increase (decrease) in net assets	53,003	(5,078)	37,191	6,855	(10,736)	36,236	72,185	21,542
Net Assets:
Beginning of period	128,262	133,340	6,855	0	121,153	84,917	21,542	0
End of period	$ 181,265	$ 128,262	$ 44,046	$ 6,855	$ 110,417	$ 121,153	$ 93,727	$ 21,542
(In thousands)	Subaccounts Investing In:
	VIP - Aggressive Growth (a)		VIP - Aggressive Growth Investor Class (a)		VIP - International Capital Appreciation (a)		VIP - International Capital Appreciation, Class R (a)	VIP - International Capital Appreciation Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (37)	$ (15)	$ (7)	$ 0	$ 62	$ (7)	$ (60)	$ 115	$ 14
Net realized gain (loss) on investments	367	228	223	40	98	81	1,083	1,053	9
Unrealized appreciation (depreciation)	(88)	(6)	(44)	(21)	17	597	200	1,123	578
Net increase (decrease) in net assets from operations	242	207	172	19	177	671	1,223	2,291	601
Contract Transactions:
Payments received from contract owners	122	18	572	30	222	79	259	4,837	1,514
Transfers between sub-accounts and the fixed account, net	(399)	4,562	1,405	1,232	(8,699)	7,919	13,699	6,351	7,180
Contract benefits	(35)	(11)	0	0	(23)	(33)	(101)	0	0
Contract terminations	(204)	(23)	(77)	0	(246)	(63)	(403)	(539)	(12)
Contract maintenance charges	(1)	(1)	0	0	(2)	(5)	(10)	(4)	0
Other transfers (to) from FILI, net	3	(7)	0	0	0	3	21	(5)	2
Net increase (decrease) in net assets from contract transactions	(514)	4,538	1,900	1,262	(8,748)	7,900	13,465	10,640	8,684
Total increase (decrease) in net assets	(272)	4,745	2,072	1,281	(8,571)	8,571	14,688	12,931	9,285
Net Assets:
Beginning of period	4,745	0	1,281	0	8,571	0	0	9,285	0
End of period	$ 4,473	$ 4,745	$ 3,353	$ 1,281	$ 0	$ 8,571	$ 14,688	$ 22,216	$ 9,285

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)		VIP - Value Leaders Investor Class (a)		VIP - Value (a)		VIP - Value Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 16	$ 40	$ 172	$ 14	$ 43	$ 15	$ 124	$ 30
Net realized gain (loss) on investments	2,334	185	812	14	521	61	356	1
Unrealized appreciation (depreciation)	2,410	1,074	1,139	67	711	190	1,339	88
Net increase (decrease) in net assets from operations	4,760	1,299	2,123	95	1,275	266	1,819	119
Contract Transactions:
Payments received from contract owners	247	101	2,667	430	267	203	4,293	1,350
Transfers between sub-accounts and the fixed account, net	1,958	32,160	17,806	3,579	4,686	7,824	7,536	5,367
Contract benefits	(474)	(94)	0	0	(173)	(34)	(245)	0
Contract terminations	(1,848)	(355)	(447)	0	(576)	(71)	(525)	(1)
Contract maintenance charges	(7)	(2)	0	0	(3)	(1)	0	0
Other transfers (to) from FILI, net	17	13	3	(2)	5	3	1	0
Net increase (decrease) in net assets from contract transactions	(107)	31,823	20,029	4,007	4,206	7,924	11,060	6,716
Total increase (decrease) in net assets	4,653	33,122	22,152	4,102	5,481	8,190	12,879	6,835
Net Assets:
Beginning of period	33,122	0	4,102	0	8,190	0	6,835	0
End of period	$ 37,775	$ 33,122	$ 26,254	$ 4,102	$ 13,671	$ 8,190	$ 19,714	$ 6,835
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock (a)		VIP - Growth Stock Investor Class (a)		VIP - Freedom Income (a)		VIP - Freedom Income Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ (105)	$ (65)	$ (8)	$ (1)	$ 173	$ 30	$ (2)	$ (1)
Net realized gain (loss) on investments	36	77	62	3	151	3	94	0
Unrealized appreciation (depreciation)	(408)	462	(105)	44	23	35	395	28
Net increase (decrease) in net assets from operations	(477)	474	(51)	46	347	68	487	27
Contract Transactions:
Payments received from contract owners	85	53	460	207	206	23	3,008	1,160
Transfers between sub-accounts and the fixed account, net	(12,881)	18,936	1,255	1,815	3,584	4,460	4,723	1,189
Contract benefits	(165)	(60)	0	0	(46)	0	0	0
Contract terminations	(822)	(268)	(80)	0	(994)	(34)	(237)	0
Contract maintenance charges	(3)	(2)	0	0	(2)	(1)	0	0
Other transfers (to) from FILI, net	1	5	0	0	3	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(13,785)	18,664	1,635	2,022	2,751	4,448	7,493	2,349
Total increase (decrease) in net assets	(14,262)	19,138	1,584	2,068	3,098	4,516	7,980	2,376
Net Assets:
Beginning of period	19,138	0	2,068	0	4,516	0	2,376	0
End of period	$ 4,876	$ 19,138	$ 3,652	$ 2,068	$ 7,614	$ 4,516	$ 10,356	$ 2,376

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)		VIP - Freedom 2005 Investor Class (a)		VIP - Freedom 2010 (a)		VIP - Freedom 2010 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 128	$ 11	$ 3	$ (1)	$ 192	$ 20	$ (6)	$ (3)
Net realized gain (loss) on investments	226	11	74	6	330	33	230	0
Unrealized appreciation (depreciation)	164	108	228	38	795	268	1,697	177
Net increase (decrease) in net assets from operations	518	130	305	43	1,317	321	1,921	174
Contract Transactions:
Payments received from contract owners	49	13	1,470	416	274	65	6,130	2,498
Transfers between sub-accounts and the fixed account, net	2,137	4,638	757	1,357	8,031	10,389	11,628	7,083
Contract benefits	0	0	0	0	(1)	0	0	0
Contract terminations	(634)	(59)	(88)	(5)	(1,716)	(268)	(623)	(3)
Contract maintenance charges	(1)	0	0	0	(3)	(1)	0	0
Other transfers (to) from FILI, net	3	1	(1)	(1)	1	0	0	0
Net increase (decrease) in net assets from contract transactions	1,554	4,593	2,138	1,767	6,586	10,185	17,135	9,578
Total increase (decrease) in net assets	2,072	4,723	2,443	1,810	7,903	10,506	19,056	9,752
Net Assets:
Beginning of period	4,723	0	1,810	0	10,506	0	9,752	0
End of period	$ 6,795	$ 4,723	$ 4,253	$ 1,810	$ 18,409	$ 10,506	$ 28,808	$ 9,752
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015 (a)		VIP - Freedom 2015 Investor Class (a)		VIP - Freedom 2020 (a)		VIP - Freedom 2020 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 96	$ 29	$ (27)	$ (2)	$ 140	$ 39	$ (2)	$ (4)
Net realized gain (loss) on investments	424	59	132	6	620	63	163	5
Unrealized appreciation (depreciation)	1,057	344	2,553	166	899	469	3,009	269
Net increase (decrease) in net assets from operations	1,577	432	2,658	170	1,659	571	3,170	270
Contract Transactions:
Payments received from contract owners	615	234	9,221	1,563	449	409	10,708	2,140
Transfers between sub-accounts and the fixed account, net	7,031	11,437	18,835	4,990	3,241	12,571	19,322	8,373
Contract benefits	(17)	0	(32)	0	(9)	(2)	0	0
Contract terminations	(841)	(1,035)	(769)	(3)	(939)	(36)	(697)	0
Contract maintenance charges	(4)	(1)	0	0	(3)	0	0	0
Other transfers (to) from FILI, net	0	1	14	0	(3)	(1)	(4)	(1)
Net increase (decrease) in net assets from contract transactions	6,784	10,636	27,269	6,550	2,736	12,941	29,329	10,512
Total increase (decrease) in net assets	8,361	11,068	29,927	6,720	4,395	13,512	32,499	10,782
Net Assets:
Beginning of period	11,068	0	6,720	0	13,512	0	10,782	0
End of period	$ 19,429	$ 11,068	$ 36,647	$ 6,720	$ 17,907	$ 13,512	$ 43,281	$ 10,782

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)		VIP - Freedom 2025 Investor Class (a)		VIP - Freedom 2030 (a)		VIP - Freedom 2030 Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 58	$ 12	$ (6)	$ (1)	$ 102	$ 22	$ 3	$ (2)
Net realized gain (loss) on investments	417	12	60	0	398	44	219	1
Unrealized appreciation (depreciation)	163	149	1,001	64	567	279	884	140
Net increase (decrease) in net assets from operations	638	173	1,055	63	1,067	345	1,106	139
Contract Transactions:
Payments received from contract owners	323	127	3,279	713	594	398	4,614	517
Transfers between sub-accounts and the fixed account, net	1,751	3,971	7,210	1,370	3,475	6,434	3,765	3,931
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(442)	(250)	(9)	(1)	(410)	(3)	(530)	(1)
Contract maintenance charges	(1)	0	0	0	(2)	(1)	0	0
Other transfers (to) from FILI, net	(1)	(1)	0	0	0	(4)	(6)	(1)
Net increase (decrease) in net assets from contract transactions	1,630	3,847	10,480	2,082	3,657	6,824	7,843	4,446
Total increase (decrease) in net assets	2,268	4,020	11,535	2,145	4,724	7,169	8,949	4,585
Net Assets:
Beginning of period	4,020	0	2,145	0	7,169	0	4,585	0
End of period	$ 6,288	$ 4,020	$ 13,680	$ 2,145	$ 11,893	$ 7,169	$ 13,534	$ 4,585
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I (a)		VIP - Freedom Lifetime Income II (a)		VIP - Freedom Lifetime Income III (a)		VIP - Disciplined Small Cap (a)	VIP - Disciplined Small Cap Investor Class (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/06
Operations:
Net investment income (loss)	$ 91	$ 8	$ 139	$ 7	$ 65	$ 9	$ (7)	$ 4
Net realized gain (loss) on investments	82	9	115	8	111	13	37	43
Unrealized appreciation (depreciation)	269	0	693	8	457	49	318	523
Net increase (decrease) in net assets from operations	442	17	947	23	633	71	348	570
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	133	1,735
Transfers between sub-accounts and the fixed account, net	6,136	1,857	14,229	1,297	5,437	1,886	7,772	7,201
Contract benefits	(249)	(3)	(475)	(5)	(278)	(83)	(18)	0
Contract terminations	(760)	0	(171)	0	(56)	0	(6)	(8)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	5	0	9	1	3	25	4	0
Net increase (decrease) in net assets from contract transactions	5,132	1,854	13,592	1,293	5,106	1,828	7,885	8,928
Total increase (decrease) in net assets	5,574	1,871	14,539	1,316	5,739	1,899	8,233	9,498
Net Assets:
Beginning of period	1,871	0	1,316	0	1,899	0	0	0
End of period	$ 7,445	$ 1,871	$ 15,855	$ 1,316	$ 7,638	$ 1,899	$ 8,233	$ 9,498

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20% (a)	VIP - FundsManager 50% (a)	VIP - FundsManager 70% (a)	VIP - FundsManager 85% (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/06	12/31/06	12/31/06	12/31/06	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 262	$ 1,208	$ 1,301	$ 370	$ (211)	$ (682)	$ 3,960	$ 4,019
Net realized gain (loss) on investments	229	1,311	1,839	937	38,583	5,206	2,760	2,648
Unrealized appreciation (depreciation)	145	3,752	6,391	2,769	33,056	40,214	(1,880)	(453)
Net increase (decrease) in net assets from operations	636	6,271	9,531	4,076	71,428	44,738	4,840	6,214
Contract Transactions:
Payments received from contract owners	9,344	27,995	31,348	8,367	3,874	1,971	1,559	869
Transfers between sub-accounts and the fixed account, net	11,684	91,683	117,714	49,899	15,310	59,529	(12,224)	1,536
Contract benefits	(30)	(292)	(449)	(217)	(2,841)	(1,466)	(653)	(659)
Contract terminations	(341)	(1,211)	(1,015)	(355)	(8,790)	(6,926)	(2,875)	(2,902)
Contract maintenance charges	0	(2)	(2)	(1)	(48)	(32)	(10)	(12)
Other transfers (to) from FILI, net	3	33	51	49	127	59	19	12
Net increase (decrease) in net assets from contract transactions	20,660	118,206	147,647	57,742	7,632	53,135	(14,184)	(1,156)
Total increase (decrease) in net assets	21,296	124,477	157,178	61,818	79,060	97,873	(9,344)	5,058
Net Assets:
Beginning of period	0	0	0	0	212,239	114,366	61,936	56,878
End of period	$ 21,296	$ 124,477	$ 157,178	$ 61,818	$ 291,299	$ 212,239	$ 52,592	$ 61,936
(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity		UIF - International Magnum		OMIF - Growth II (b)		OMIF - Small Cap (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 398	$ 132	$ (600)	$ 308	$ (164)	$ (191)	$ (798)	$ (1,016)
Net realized gain (loss) on investments	4,314	1,891	10,964	3,065	(7,943)	(15,037)	4,204	3,056
Unrealized appreciation (depreciation)	5,343	662	8,661	3,821	9,365	17,344	10,552	(1,969)
Net increase (decrease) in net assets from operations	10,055	2,685	19,025	7,194	1,258	2,116	13,958	71
Contract Transactions:
Payments received from contract owners	1,134	743	2,357	794	0	0	0	0
Transfers between sub-accounts and the fixed account, net	2,498	(2,567)	21,910	6,477	(3,463)	(5,997)	(20,483)	(27,731)
Contract benefits	(809)	(728)	(1,130)	(970)	(207)	(308)	(1,609)	(1,769)
Contract terminations	(2,883)	(3,148)	(3,852)	(3,819)	(1,278)	(1,530)	(5,527)	(7,746)
Contract maintenance charges	(8)	(9)	(10)	(9)	(7)	(9)	(19)	(26)
Other transfers (to) from FILI, net	(1)	4	26	20	2	(4)	(6)	(46)
Net increase (decrease) in net assets from contract transactions	(69)	(5,705)	19,301	2,493	(4,953)	(7,848)	(27,644)	(37,318)
Total increase (decrease) in net assets	9,986	(3,020)	38,326	9,687	(3,695)	(5,732)	(13,686)	(37,247)
Net Assets:
Beginning of period	53,352	56,372	73,782	64,095	22,039	27,771	105,780	143,027
End of period	$ 63,338	$ 53,352	$ 112,108	$ 73,782	$ 18,344	$ 22,039	$ 92,094	$ 105,780

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2006 and 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Select Value (b)		OMIF - Columbus Circle Technology & Communications (b)		OMIF - Large Cap Growth (b)		WFAF - Advantage VT Discovery (b)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05
Operations:
Net investment income (loss)	$ 223	$ 440	$ (520)	$ (642)	$ (538)	$ (630)	$ (442)	$ (497)
Net realized gain (loss) on investments	(1,626)	(3,295)	(321,766)	(97,025)	(40,747)	(60,733)	(9,573)	(18,913)
Unrealized appreciation (depreciation)	9,028	4,314	324,560	102,873	45,962	63,070	16,962	23,895
Net increase (decrease) in net assets from operations	7,625	1,459	2,274	5,206	4,677	1,707	6,947	4,485
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(6,271)	(8,789)	(15,710)	(24,388)	(11,456)	(20,477)	(8,600)	(14,822)
Contract benefits	(804)	(866)	(520)	(574)	(801)	(737)	(642)	(873)
Contract terminations	(2,449)	(2,772)	(4,112)	(4,967)	(4,708)	(5,921)	(3,442)	(3,655)
Contract maintenance charges	(8)	(11)	(43)	(55)	(24)	(29)	(16)	(18)
Other transfers (to) from FILI, net	(12)	(20)	4	8	(20)	(5)	(10)	(6)
Net increase (decrease) in net assets from contract transactions	(9,544)	(12,458)	(20,381)	(29,976)	(17,009)	(27,169)	(12,710)	(19,374)
Total increase (decrease) in net assets	(1,919)	(10,999)	(18,107)	(24,770)	(12,332)	(25,462)	(5,763)	(14,889)
Net Assets:
Beginning of period	37,074	48,073	74,887	99,657	72,996	98,458	56,536	71,425
End of period	$ 35,155	$ 37,074	$ 56,780	$ 74,887	$ 60,664	$ 72,996	$ 50,773	$ 56,536
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Opportunity (b)		CST - Small Cap Core I (b)		CST - International Focus		CST - Global Small Cap Focus (b)		Lazard - Retirement Emerging Markets (a)
	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06	12/31/05	12/31/06
Operations:
Net investment income (loss)	$ (371)	$ (435)	$ (426)	$ (591)	$ 70	$ 1	$ (273)	$ (235)	$ (4)
Net realized gain (loss) on investments	5,205	(1,502)	(12,558)	(74)	1,092	160	2,475	1,538	711
Unrealized appreciation (depreciation)	(87)	5,134	13,951	(2,604)	2,903	2,611	489	2,629	2,997
Net increase (decrease) in net assets from operations	4,747	3,197	967	(3,269)	4,065	2,772	2,691	3,932	3,704
Contract Transactions:
Payments received from contract owners	0	0	454	695	276	157	463	369	2,893
Transfers between sub-accounts and the fixed account, net	(7,835)	(11,917)	(12,807)	(34,498)	1,400	6,772	(8,923)	4,279	32,209
Contract benefits	(663)	(834)	(659)	(849)	(194)	(224)	(641)	(321)	(155)
Contract terminations	(2,556)	(3,550)	(3,010)	(4,486)	(1,629)	(948)	(1,270)	(1,719)	(141)
Contract maintenance charges	(10)	(12)	(10)	(15)	(6)	(4)	(7)	(6)	(1)
Other transfers (to) from FILI, net	0	(16)	(16)	4	(9)	1	(21)	13	15
Net increase (decrease) in net assets from contract transactions	(11,064)	(16,329)	(16,048)	(39,149)	(162)	5,754	(10,399)	2,615	34,820
Total increase (decrease) in net assets	(6,317)	(13,132)	(15,081)	(42,418)	3,903	8,526	(7,708)	6,547	38,524
Net Assets:
Beginning of period	48,244	61,376	55,331	97,749	23,996	15,470	32,774	26,227	0
End of period	$ 41,927	$ 48,244	$ 40,250	$ 55,331	$ 27,899	$ 23,996	$ 25,066	$ 32,774	$ 38,524

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR Corp., on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. In 2005, Fidelity Personal Retirement and Fidelity Freedom Lifetime Income variable annuity contracts began funding the Account. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")
Lazard Retirement Series, Inc. ("Lazard")

During 2006, the following Underlying Funds were added:

VIP - International Capital Appreciation, Class R
VIP - Disciplined Small Cap
VIP - Disciplined Small Cap Investor Class
VIP - FundsManager 20%
VIP - FundsManager 50%
VIP - FundsManager 70%
VIP - FundsManager 85%
Lazard - Retirement Emerging Markets

The Underlying Funds added during 2006 commenced operations on May 1, 2006.

During 2006, the following Underlying Funds were renamed:

Old Name	New Name
VIP - Consumer Industries	VIP - Consumer Discretionary
VIP - Consumer Industries Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Cyclical Industries	VIP - Industrials
VIP - Cyclical Industries Investor Class	VIP - Industrials Investor Class
VIP - Natural Resources	VIP - Energy
VIP - Natural Resources Investor Class	VIP - Energy Investor Class
VIP - Telecom & Utilities	VIP - Utilities
VIP - Telecom & Utilities Investor Class	VIP - Utilities Investor Class
OMIF - Technologies & Communications	OMIF - Columbus Circle Technology & Communications
WFAF - Discovery	WFAF - Advantage VT Discovery
WFAF - Opportunity	WFAF - Advantage VT Opportunity
CST - Small Cap Growth	CST - Small Cap Core I

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund. The investment objectives and strategies of the two funds are substantially the same.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

1. Organization - continued

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	New Name
Fidelity Variable Insurance Products Funds II	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III	Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV	Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds	Old Mutual Insurance Series Funds
Strong Variable Insurance Funds	Wells Fargo Advantage Variable Trust Funds

During 2005, the following Underlying Funds were added:

VIP - Money Market Investor Class	VIP - International Capital Appreciation
VIP - High Income Investor Class	VIP - International Capital Appreciation Investor Class
VIP - Equity-Income Investor Class	VIP - Value Leaders
VIP - Growth Investor Class	VIP - Value Leaders Investor Class
VIP - Overseas, Class R Investor Class	VIP - Value
VIP - Investment Grade Bond Investor Class	VIP - Value Investor Class
VIP - Asset Manager Investor Class	VIP - Growth Stock
VIP - Asset Manager: Growth Investor Class	VIP - Growth Stock Investor Class
VIP - Contrafund Investor Class	VIP - Freedom Income
VIP - Balanced Investor Class	VIP - Freedom Income Investor Class
VIP - Dynamic Capital Appreciation Investor Class	VIP - Freedom 2005
VIP - Growth & Income Investor Class	VIP - Freedom 2005 Investor Class
VIP - Growth Opportunities Investor Class	VIP - Freedom 2010
VIP - Mid Cap Investor Class	VIP - Freedom 2010 Investor Class
VIP - Value Strategies Investor Class	VIP - Freedom 2015
VIP - Telecomm. and Utilities Growth Investor Class	VIP - Freedom 2015 Investor Class
VIP - Technology Investor Class	VIP - Freedom 2020
VIP - Natural Resources Investor Class	VIP - Freedom 2020 Investor Class
VIP - Health Care Investor Class	VIP - Freedom 2025
VIP - Financial Services Investor Class	VIP - Freedom 2025 Investor Class
VIP - Cyclical Industries Investor Class	VIP - Freedom 2030
VIP - Consumer Industries Investor Class	VIP - Freedom 2030 Investor Class
VIP - Real Estate Investor Class	VIP - Freedom Lifetime Income I
VIP - Strategic Income Investor Class	VIP - Freedom Lifetime Income II
VIP - Aggressive Growth	VIP - Freedom Lifetime Income III
VIP - Aggressive Growth Investor Class

The VIP and VIP Investor Class funds added during 2005, commenced operations on July 1, 2005 and August 15, 2005, respectively.

During 2005, the following Underlying Funds were renamed:

Old Name	New Name
VIP II - Investment Grade Bond	VIP - Investment Grade Bond
VIP II - Asset Manager	VIP - Asset Manager
VIP II - Index 500	VIP - Index 500
VIP II - Asset Manager: Growth	VIP - Asset Manager: Growth
VIP II - Contrafund	VIP - Contrafund
VIP III - Balanced	VIP - Balanced
VIP III - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation
VIP III - Growth & Income	VIP - Growth & Income
VIP III - Growth Opportunities	VIP - Growth Opportunities
VIP III - Mid Cap	VIP - Mid Cap
VIP III - Value Strategies	VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth	VIP - Telecomm. and Utilities Growth
VIP IV - Technology	VIP - Technology
VIP IV - Natural Resources	VIP - Natural Resources
VIP IV - Heath Care	VIP - Heath Care
VIP IV - Financial Services	VIP - Financial Services

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

1. Organization - continued

Old Name	New Name
VIP IV - Cyclical Industries	VIP - Cyclical Industries
VIP IV - Consumer Industries	VIP - Consumer Industries
VIP IV - Real Estate	VIP - Real Estate
VIP IV - Strategic Income	VIP - Strategic Income
PBHG - Growth II	OMIF - Growth II
PBHG - Small Cap	OMIF - Small Cap
PBHG - Select Value	OMIF - Select Value
PBHG - Technology & Communications	OMIF - Technologies & Communications
PBHG - Select 20	OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II	WFAF - Discovery
SVIF - Opportunity Fund II	WFAF - Opportunity
CST - Post Venture Capital	CST - Global Small Cap Focus

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic and 1983a Individual Annuitant Mortality Tables. For variable payout annuity contracts, the assumed investment return is determined prior to the commencement of payments and may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%	0.50%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class	VIP - Financial Services
VIP - Utilities	VIP - Financial Services Investor Class
VIP - Utilities Investor Class	VIP - Industrials
VIP - Technology	VIP - Industrials Investor Class
VIP - Technology Investor Class	VIP - Consumer Discretionary
VIP - Energy	VIP - Consumer Discretionary Investor Class
VIP - Energy Investor Class	VIP - International Capital Appreciation, Class R
VIP - Health Care	VIP - International Capital Appreciation Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, FILI entered into a service agreement with FIIOC under which FILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2006 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2006:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 365,611	$ 320,486
VIP - Money Market Investor Class	533,323	131,086
VIP - High Income	30,814	73,447
VIP - High Income Investor Class	56,039	8,324
VIP - Equity-Income	191,948	137,034
VIP - Equity-Income Investor Class	110,373	2,108
VIP - Growth	9,684	211,543
VIP - Growth Investor Class	37,687	3,221
VIP - Overseas	3,429	39,688
VIP - Overseas, Class R	44,992	18,834
VIP - Overseas, Class R Investor Class	62,140	4,371
VIP - Investment Grade Bond	33,454	144,038
VIP - Investment Grade Bond Investor Class	79,045	1,771
VIP - Asset Manager	14,816	92,284
VIP - Asset Manager Investor Class	17,236	1,730
VIP - Index 500	111,512	158,148
VIP - Asset Manager: Growth	6,851	43,592
VIP - Asset Manager: Growth Investor Class	6,369	1,250
VIP - Contrafund	165,177	188,265
VIP - Contrafund Investor Class	203,920	2,628
VIP - Balanced	24,482	24,821
VIP - Balanced Investor Class	66,475	3,719
VIP - Dynamic Capital Appreciation	26,363	24,854
VIP - Dynamic Capital Appreciation Investor Class	18,342	5,150
VIP - Growth & Income	10,617	50,684
VIP - Growth & Income Investor Class	10,625	1,372
VIP - Growth Opportunities	3,577	38,315
VIP - Growth Opportunities Investor Class	4,222	2,572
VIP - Mid Cap	124,721	115,917
VIP - Mid Cap Investor Class	104,180	5,528
VIP - Value Strategies	26,315	38,322
VIP - Value Strategies Investor Class	24,003	1,361
VIP - Utilities (b)	46,547	12,641
VIP - Utilities Investor Class (b)	15,377	429
VIP - Technology	27,121	37,719
VIP - Technology Investor Class	14,346	4,343
VIP - Energy (b)	103,869	105,572
VIP - Energy Investor Class (b)	46,339	8,866
VIP - Health Care	5,477	46,821
VIP - Health Care Investor Class	11,295	3,815
VIP - Financial Services	18,019	8,126
VIP - Financial Services Investor Class	10,472	1,169
VIP - Industrials (b)	20,722	16,927
VIP - Industrials Investor Class (b)	13,603	2,567
VIP - Consumer Discretionary (b)	7,023	3,695
VIP - Consumer Discretionary Investor Class (b)	4,255	506
VIP - Real Estate	60,207	25,240
VIP - Real Estate Investor Class	37,697	2,964

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Strategic Income	$ 19,280	$ 31,391
VIP - Strategic Income Investor Class	74,048	2,128
VIP - Aggressive Growth	5,637	5,821
VIP - Aggressive Growth Investor Class	3,926	1,810
VIP - International Capital Appreciation	3,383	11,971
VIP - International Capital Appreciation, Class R (a)	20,287	5,803
VIP - International Capital Appreciation Investor Class	15,685	3,877
VIP - Value Leaders	15,058	12,815
VIP - Value Leaders Investor Class	23,251	2,239
VIP - Value	9,710	4,940
VIP - Value Investor Class	14,764	3,224
VIP - Growth Stock	2,525	16,380
VIP - Growth Stock Investor Class	5,557	3,868
VIP - Freedom Income	6,260	3,185
VIP - Freedom Income Investor Class	10,005	2,421
VIP - Freedom 2005	5,196	3,289
VIP - Freedom 2005 Investor Class	3,691	1,476
VIP - Freedom 2010	10,756	3,648
VIP - Freedom 2010 Investor Class	21,848	4,489
VIP - Freedom 2015	9,889	2,585
VIP - Freedom 2015 Investor Class	28,695	1,320
VIP - Freedom 2020	8,379	4,882
VIP - Freedom 2020 Investor Class	31,451	1,961
VIP - Freedom 2025	4,673	2,568
VIP - Freedom 2025 Investor Class	11,102	568
VIP - Freedom 2030	6,759	2,602
VIP - Freedom 2030 Investor Class	10,655	2,591
VIP - Freedom Lifetime Income I	6,270	965
VIP - Freedom Lifetime Income II	14,487	640
VIP - Freedom Lifetime Income III	5,595	313
VIP - Disciplined Small Cap (a)	8,547	632
VIP - Disciplined Small Cap Investor Class (a)	9,849	875
VIP - Funds Manager 20% (a)	24,135	2,985
VIP - Funds Manager 50% (a)	125,492	4,767
VIP - Funds Manager 70% (a)	153,725	2,930
VIP - Funds Manager 85% (a)	62,262	3,214
UIF - Emerging Markets Equity	109,530	63,527
UIF - Emerging Markets Debt	16,144	23,608
UIF - Global Value Equity	17,067	12,424
UIF - International Magnum	43,942	14,278
OMIF - Growth II	3	13,063
OMIF - Small Cap	37	24,275
OMIF - Select Value	539	11,484
OMIF - Columbus Circle Technology & Communications (b)	7	342,675
OMIF - Large Cap Growth	111	58,405
WFAF - Advantage VT Discovery (b)	9	22,731
WFAF - Advantage VT Opportunity (b)	4,901	11,132
CST - Small Cap Core I (b)	8,764	37,796
CST - International Focus	11,434	10,434
CST - Global Small Cap Focus	8,831	17,028
Lazard - Retirement Emerging Markets (a)	38,338	2,812

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2006:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	815,895	$ 815,895	$ 1.00
VIP - Money Market Investor Class	520,619	520,619	1.00
VIP - High Income	36,936	369,625	6.35
VIP - High Income Investor Class	9,541	61,756	6.34
VIP - Equity-Income	44,613	1,074,938	26.20
VIP - Equity-Income Investor Class	5,362	138,262	26.15
VIP - Growth	19,957	951,369	35.87
VIP - Growth Investor Class	1,543	52,535	35.78
VIP - Overseas	9,181	219,003	23.96
VIP - Overseas, Class R	5,099	97,548	23.92
VIP - Overseas, Class R Investor Class	3,809	80,266	23.91
VIP - Investment Grade Bond	39,316	519,749	12.76
VIP - Investment Grade Bond Investor Class	8,411	105,128	12.74
VIP - Asset Manager	28,483	466,032	15.71
VIP - Asset Manager Investor Class	1,619	24,262	15.67
VIP - Index 500	5,601	802,828	161.36
VIP - Asset Manager: Growth	10,755	172,919	13.60
VIP - Asset Manager: Growth Investor Class	475	6,184	13.56
VIP - Contrafund	53,308	1,282,419	31.47
VIP - Contrafund Investor Class	8,923	280,252	31.41
VIP - Balanced	13,012	193,813	15.64
VIP - Balanced Investor Class	5,139	75,724	15.59
VIP - Dynamic Capital Appreciation	5,634	50,224	9.61
VIP - Dynamic Capital Appreciation Investor Class	2,154	20,085	9.61
VIP - Growth & Income	14,154	226,595	16.12
VIP - Growth & Income Investor Class	929	13,796	16.07
VIP - Growth Opportunities	5,329	112,389	18.16
VIP - Growth Opportunities Investor Class	329	5,699	18.11
VIP - Mid Cap	21,366	539,197	34.77
VIP - Mid Cap Investor Class	4,265	143,604	34.69
VIP - Value Strategies	8,148	108,767	13.47
VIP - Value Strategies Investor Class	2,209	28,177	13.43
VIP - Utilities (b)	5,880	63,681	11.29
VIP - Utilities Investor Class ( b)	1,417	16,043	11.26
VIP - Technology	5,610	57,246	10.37
VIP - Technology Investor Class	1,466	15,345	10.34
VIP - Energy (b)	13,252	248,294	19.04
VIP - Energy Investor Class (b)	2,557	53,328	19.00
VIP - Health Care	4,715	54,092	13.17
VIP - Health Care Investor Class	1,143	14,353	13.14
VIP - Financial Services	2,770	34,804	14.60
VIP - Financial Services Investor Class	820	11,134	14.57
VIP - Industrials (b)	2,990	42,851	13.90
VIP - Industrials Investor Class (b)	852	12,879	13.86
VIP - Consumer Discretionary (b)	716	8,706	12.84
VIP - Consumer Discretionary Investor Class (b)	317	3,959	12.83
VIP - Real Estate	7,971	152,396	22.74
VIP - Real Estate Investor Class	1,941	41,839	22.69

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Strategic Income	10,320	$ 109,775	$ 10.70
VIP - Strategic Income Investor Class	8,768	94,151	10.69
VIP - Aggressive Growth	474	4,567	9.44
VIP - Aggressive Growth Investor Class	356	3,418	9.41
VIP - International Capital Appreciation, Class R	1,158	13,860	12.68
VIP - International Capital Appreciation Investor Class	1,756	20,515	12.65
VIP - Value Leaders	2,549	34,291	14.81
VIP - Value Leaders Investor Class	1,774	25,047	14.80
VIP - Value	957	12,769	14.28
VIP - Value Investor Class	1,382	18,287	14.26
VIP - Growth Stock	404	4,820	12.07
VIP - Growth Stock Investor Class	303	3,713	12.05
VIP - Freedom Income	712	7,556	10.71
VIP - Freedom Income Investor Class	961	9,932	10.78
VIP - Freedom 2005	595	6,522	11.41
VIP - Freedom 2005 Investor Class	381	3,987	11.17
VIP - Freedom 2010	1,588	17,346	11.59
VIP - Freedom 2010 Investor Class	2,574	26,934	11.19
VIP - Freedom 2015	1,629	18,028	11.93
VIP - Freedom 2015 Investor Class	3,215	33,928	11.40
VIP - Freedom 2020	1,480	16,538	12.10
VIP - Freedom 2020 Investor Class	3,754	40,003	11.53
VIP - Freedom 2025	516	5,977	12.18
VIP - Freedom 2025 Investor Class	1,177	12,615	11.62
VIP - Freedom 2030	956	11,047	12.44
VIP - Freedom 2030 Investor Class	1,155	12,510	11.72
VIP - Freedom Lifetime Income I	678	7,175	10.98
VIP - Freedom Lifetime Income II	1,396	15,154	11.36
VIP - Freedom Lifetime Income III	661	7,133	11.56
VIP - Disciplined Small Cap	712	7,916	11.56
VIP - Disciplined Small Cap Investor Class	822	8,975	11.55
VIP - FundsManager 20%	2,060	21,150	10.34
VIP - FundsManager 50%	11,844	120,725	10.52
VIP - FundsManager 70%	14,773	150,794	10.64
VIP - FundsManager 85%	5,766	59,048	10.72
UIF - Emerging Markets Equity	14,908	222,644	19.53
UIF - Emerging Markets Debt	5,896	52,447	8.92
UIF - Global Value Equity	3,730	52,980	16.99
UIF - International Magnum	7,862	94,743	14.26
OMIF - Growth II	1,466	48,514	12.51
OMIF - Small Cap	3,826	72,107	24.07
OMIF - Select Value	5,822	216,014	17.64
OMIF - Columbus Circle Technology & Communications (b)	21,266	1,191,395	2.67
OMIF - Large Cap Growth	1,993	36,052	10.42
WFAF - Advantage VT Discovery (b)	3,089	92,255	16.44
WFAF - Advantage VT Opportunity (b)	1,745	46,885	24.02
CST - Small Cap Core I (b)	2,580	80,277	15.60
CST - International Focus	2,030	31,343	13.74
CST - Global Small Cap Focus	1,710	32,457	14.67
Lazard - Retirement Emerging Markets	1,696	35,525	22.71

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Money Market
Units Issued	41,463	48,488	2,587	2,227
Units Redeemed	(40,837)	(50,936)	(2,529)	(2,680)
Net Increase (Decrease)	626	(2,448)	58	(453)
VIP - High Income
Units Issued	1,451	2,580	181	239
Units Redeemed	(3,178)	(4,872)	(420)	(629)
Net Increase (Decrease)	(1,727)	(2,292)	(239)	(390)
VIP - Equity-Income
Units Issued	1,625	1,548	187	167
Units Redeemed	(3,648)	(4,873)	(413)	(528)
Net Increase (Decrease)	(2,023)	(3,325)	(226)	(361)
VIP - Growth
Units Issued	551	855	58	79
Units Redeemed	(3,196)	(4,910)	(235)	(379)
Net Increase (Decrease)	(2,645)	(4,055)	(177)	(300)
VIP - Overseas
Units Issued	16	2	1	0
Units Redeemed	(1,007)	(1,763)	(79)	(195)
Net Increase (Decrease)	(991)	(1,761)	(78)	(195)
VIP - Overseas, Class R
Units Issued	5,223	4,359	569	481
Units Redeemed	(4,179)	(2,802)	(331)	(188)
Net Increase (Decrease)	1,044	(1,557)	238	293
VIP - Investment Grade Bond (b)
Units Issued	1,833	3,830	235	424
Units Redeemed	(5,632)	(5,462)	(895)	(953)
Net Increase (Decrease)	(3,799)	(1,632)	(660)	(529)
VIP - Asset Manager (b)
Units Issued	401	915	48	56
Units Redeemed	(2,639)	(3,278)	(404)	(466)
Net Increase (Decrease)	(2,238)	(2,363)	(356)	(410)
VIP - Index 500 (b)
Units Issued	1,905	3,582	167	332
Units Redeemed	(6,305)	(7,190)	(548)	(580)
Net Increase (Decrease)	(4,400)	(3,608)	(381)	(248)
VIP - Asset Manager: Growth (b)
Units Issued	313	382	41	24
Units Redeemed	(1,688)	(1,751)	(249)	(327)
Net Increase (Decrease)	(1,375)	(1,369)	(208)	(303)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Contrafund (b)
Units Issued	3,513	8,187	319	764
Units Redeemed	(10,842)	(8,093)	(903)	(494)
Net Increase (Decrease)	(7,329)	94	(584)	270
VIP - Balanced (b)
Units Issued	2,110	2,282	288	338
Units Redeemed	(2,647)	(2,889)	(456)	(685)
Net Increase (Decrease)	(537)	(607)	(168)	(347)
VIP - Dynamic Capital Appreciation (b)
Units Issued	3,298	3,792	354	392
Units Redeemed	(3,665)	(1,632)	(368)	(26)
Net Increase (Decrease)	(367)	2,160	(14)	366
VIP - Growth & Income (b)
Units Issued	617	1,006	49	108
Units Redeemed	(2,752)	(4,218)	(477)	(759)
Net Increase (Decrease)	(2,135)	(3,212)	(428)	(651)
VIP - Growth Opportunities (b)
Units Issued	637	1,684	138	203
Units Redeemed	(2,765)	(4,087)	(472)	(660)
Net Increase (Decrease)	(2,128)	(2,403)	(334)	(457)
VIP - Mid Cap (b)
Units Issued	6,297	12,600	534	1,119
Units Redeemed	(13,805)	(13,184)	(1,244)	(890)
Net Increase (Decrease)	(7,508)	(584)	(710)	229
VIP - Value Strategies (b)
Units Issued	1,225	3,162	175	276
Units Redeemed	(3,452)	(8,948)	(408)	(1,104)
Net Increase (Decrease)	(2,227)	(5,786)	(233)	(828)
VIP - Utilities (b)
Units Issued	3,994	2,330	596	265
Units Redeemed	(2,265)	(2,918)	(306)	(256)
Net Increase (Decrease)	1,729	(588)	290	9
VIP - Technology (b)
Units Issued	3,994	3,521	394	276
Units Redeemed	(5,692)	(7,735)	(425)	(601)
Net Increase (Decrease)	(1,698)	(4,214)	(31)	(325)
VIP - Energy (b)
Units Issued	7,565	14,740	751	1,289
Units Redeemed	(11,814)	(8,046)	(1,122)	(516)
Net Increase (Decrease)	(4,249)	6,694	(371)	773

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Health Care (b)
Units Issued	2,196	6,476	207	611
Units Redeemed	(6,014)	(3,483)	(562)	(191)
Net Increase (Decrease)	(3,818)	2,993	(355)	420
VIP - Financial Services (b)
Units Issued	1,588	730	288	101
Units Redeemed	(1,214)	(1,579)	(215)	(83)
Net Increase (Decrease)	374	(849)	73	18
VIP - Industrials (b)
Units Issued	1,540	1,925	185	163
Units Redeemed	(1,898)	(3,027)	(195)	(332)
Net Increase (Decrease)	(358)	(1,102)	(10)	(169)
VIP - Consumer Discretionary (b)
Units Issued	612	308	105	28
Units Redeemed	(447)	(527)	(45)	(28)
Net Increase (Decrease)	165	(219)	60	0
VIP - Real Estate (b)
Units Issued	3,771	5,261	385	511
Units Redeemed	(3,535)	(6,599)	(296)	(609)
Net Increase (Decrease)	236	(1,338)	89	(98)
VIP - Strategic Income (b)
Units Issued	3,711	7,862	526	1,325
Units Redeemed	(5,152)	(5,546)	(695)	(556)
Net Increase (Decrease)	(1,441)	2,316	(169)	769
VIP - Aggressive Growth (a)
Units Issued	664	907	87	57
Units Redeemed	(712)	(500)	(94)	(27)
Net Increase (Decrease)	(48)	407	(7)	30
VIP - International Capital Appreciation (a)
Units Issued	1,190	821	207	156
Units Redeemed	(1,788)	(223)	(362)	(1)
Net Increase (Decrease)	(598)	598	(155)	155
VIP - International Capital Appreciation, Class R (a)
Units Issued	1,696	0	119	0
Units Redeemed	(655)	0	(24)	0
Net Increase (Decrease)	1,041	0	(95)	0
VIP - Value Leaders (a)
Units Issued	2,078	3,287	216	415
Units Redeemed	(2,190)	(619)	(109)	(24)
Net Increase (Decrease)	(112)	2,668	107	391

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Value (a)
Units Issued	1,120	908	139	118
Units Redeemed	(807)	(236)	(93)	(22)
Net Increase (Decrease)	313	672	46	96
VIP - Growth Stock (a)
Units Issued	612	2,106	70	225
Units Redeemed	(1,836)	(502)	(196)	(20)
Net Increase (Decrease)	(1,224)	1,604	(126)	205
VIP - Freedom Income (a)
Units Issued	629	495	24	0
Units Redeemed	(393)	(54)	0	0
Net Increase (Decrease)	236	441	24	0
VIP - Freedom 2005 (a)
Units Issued	535	534	0	0
Units Redeemed	(390)	(83)	0	0
Net Increase (Decrease)	145	451	0	0
VIP - Freedom 2010 (a)
Units Issued	1,160	1,200	3	0
Units Redeemed	(555)	(200)	0	0
Net Increase (Decrease)	605	1,000	3	0
VIP - Freedom 2015 (a)
Units Issued	1,035	1,305	5	0
Units Redeemed	(422)	(265)	0	0
Net Increase (Decrease)	613	1,040	5	0
VIP - Freedom 2020 (a)
Units Issued	867	1,397	3	10
Units Redeemed	(627)	(148)	0	0
Net Increase (Decrease)	240	1,249	3	10
VIP - Freedom 2025 (a)
Units Issued	461	415	1	0
Units Redeemed	(313)	(43)	0	0
Net Increase (Decrease)	148	372	1	0
VIP - Freedom 2030 (a)
Units Issued	646	840	0	0
Units Redeemed	(332)	(181)	0	0
Net Increase (Decrease)	314	659	0	0
VIP - Disciplined Small Cap (a)
Units Issued	868	0	125	0
Units Redeemed	(169)	0	(9)	0
Net Increase (Decrease)	699	0	116	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
VIP - Funds Manager 20% (a)
Units Issued	574	0	90	0
Units Redeemed	(138)	0	(39)	0
Net Increase (Decrease)	436	0	51	0
VIP - Funds Manager 50% (a)
Units Issued	3,162	0	1,548	0
Units Redeemed	(557)	0	(153)	0
Net Increase (Decrease)	2,605	0	1,395	0
VIP - Funds Manager 70% (a)
Units Issued	3,623	0	1,941	0
Units Redeemed	(458)	0	0	0
Net Increase (Decrease)	3,165	0	1,941	0
VIP - Funds Manager 85% (a)
Units Issued	2,095	0	627	0
Units Redeemed	(322)	0	(79)	0
Net Increase (Decrease)	1,773	0	548	0
UIF - Emerging Markets Equity
Units Issued	7,027	8,486	679	741
Units Redeemed	(7,989)	(5,507)	(720)	(332)
Net Increase (Decrease)	(962)	2,979	(41)	409
UIF - Emerging Markets Debt
Units Issued	788	1,739	55	185
Units Redeemed	(1,654)	(1,794)	(193)	(203)
Net Increase (Decrease)	(866)	(55)	(138)	(18)
UIF - Global Value Equity
Units Issued	855	1,074	69	104
Units Redeemed	(1,278)	(1,402)	(119)	(160)
Net Increase (Decrease)	(423)	(328)	(50)	(56)
UIF - International Magnum
Units Issued	2,560	3,042	319	260
Units Redeemed	(2,687)	(2,752)	(235)	(290)
Net Increase (Decrease)	(127)	290	84	(30)
OMIF - Growth II (b)
Units Issued	9	6	0	0
Units Redeemed	(431)	(784)	(34)	(43)
Net Increase (Decrease)	(422)	(778)	(34)	(43)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2006	2005	2006	2005
OMIF - Small Cap (b)
Units Issued	15	4	2	1
Units Redeemed	(1,136)	(1,675)	(161)	(193)
Net Increase (Decrease)	(1,121)	(1,671)	(159)	(192)
OMIF - Select Value (b)
Units Issued	17	0	0	1
Units Redeemed	(473)	(658)	(82)	(116)
Net Increase (Decrease)	(456)	(658)	(82)	(115)
OMIF - Columbus Circle Technology & Communications (b)
Units Issued	24	45	1	1
Units Redeemed	(2,269)	(3,710)	(47)	(162)
Net Increase (Decrease)	(2,245)	(3,665)	(46)	(161)
OMIF - Large Cap Growth (b)
Units Issued	22	2	0	0
Units Redeemed	(988)	(1,797)	(63)	(101)
Net Increase (Decrease)	(966)	(1,795)	(63)	(101)
WFAF - Advantage VT Discovery (b)
Units Issued	16	4	0	0
Units Redeemed	(745)	(1,299)	(55)	(99)
Net Increase (Decrease)	(729)	(1,295)	(55)	(99)
WFAF - Advantage VT Opportunity (b)
Units Issued	9	1	0	0
Units Redeemed	(515)	(822)	(47)	(91)
Net Increase (Decrease)	(506)	(821)	(47)	(91)
CST - Small Cap Core I (b)
Units Issued	1,313	1,067	181	110
Units Redeemed	(2,632)	(4,215)	(310)	(367)
Net Increase (Decrease)	(1,319)	(3,148)	(129)	(257)
CST - International Focus
Units Issued	1,349	1,255	156	105
Units Redeemed	(1,407)	(812)	(121)	(66)
Net Increase (Decrease)	(58)	443	35	39
CST - Global Small Cap Focus (b)
Units Issued	1,153	1,766	132	136
Units Redeemed	(1,872)	(1,569)	(224)	(134)
Net Increase (Decrease)	(719)	197	(92)	2
Lazard - Retirement Emerging Markets (a)
Units Issued	2,386	0	263	0
Units Redeemed	(523)	0	0	0
Net Increase (Decrease)	1,863	0	263	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Money Market Investor Class (a)
Units Issued	125,132	32,195	2,444	801
Units Redeemed	(87,527)	(20,670)	(2,563)	(635)
Net Increase (Decrease)	37,605	11,525	(119)	166
VIP - High Income Investor Class (a)
Units Issued	5,531	1,444	0	0
Units Redeemed	(1,459)	(129)	0	0
Net Increase (Decrease)	4,072	1,315	0	0
VIP - Equity Income Investor Class (a)
Units Issued	9,904	3,079	0	0
Units Redeemed	(1,480)	(81)	0	0
Net Increase (Decrease)	8,424	2,998	0	0
VIP - Growth Investor Class (a)
Units Issued	4,316	1,869	0	0
Units Redeemed	(1,067)	(66)	0	0
Net Increase (Decrease)	3,249	1,803	0	0
VIP - Overseas, Class R Investor Class (a)
Units Issued	6,433	2,204	0	0
Units Redeemed	(1,624)	(29)	0	0
Net Increase (Decrease)	4,809	2,175	0	0
VIP - Investment Grade Bond Investor Class (a)
Units Issued	9,012	2,922	0	0
Units Redeemed	(1,563)	(130)	0	0
Net Increase (Decrease)	7,449	2,792	0	0
VIP - Asset Manager Investor Class (a)
Units Issued	1,744	884	0	0
Units Redeemed	(298)	(9)	0	0
Net Increase (Decrease)	1,446	875	0	0
VIP - Index 500 (b)
Units Issued	10,074	3,784	0	0
Units Redeemed	(2,550)	(198)	0	0
Net Increase (Decrease)	7,524	3,586	0	0
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	613	177	0	0
Units Redeemed	(129)	(71)	0	0
Net Increase (Decrease)	484	106	0	0
VIP - Contrafund Investor Class (a)
Units Issued	20,601	7,881	0	0
Units Redeemed	(4,639)	(253)	0	0
Net Increase (Decrease)	15,962	7,628	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Balanced Investor Class (a)
Units Issued	6,836	1,333	0	0
Units Redeemed	(1,210)	(55)	0	0
Net Increase (Decrease)	5,626	1,278	0	0
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	1,871	671	0	0
Units Redeemed	(853)	(20)	0	0
Net Increase (Decrease)	1,018	651	0	0
VIP - Growth & Income Investor Class (a)
Units Issued	1,071	456	0	0
Units Redeemed	(251)	(13)	0	0
Net Increase (Decrease)	820	443	0	0
VIP - Growth Opportunities Investor Class (a)
Units Issued	496	444	0	0
Units Redeemed	(358)	(48)	0	0
Net Increase (Decrease)	138	396	0	0
VIP - Mid Cap Investor Class (a)
Units Issued	11,407	4,480	0	0
Units Redeemed	(3,468)	(74)	0	0
Net Increase (Decrease)	7,939	4,406	0	0
VIP - Value Strategies Investor Class (a)
Units Issued	2,349	640	0	0
Units Redeemed	(420)	(77)	0	0
Net Increase (Decrease)	1,929	563	0	0
VIP - Utilities Investor Class (a,b)
Units Issued	1,253	107	0	0
Units Redeemed	(144)	(3)	0	0
Net Increase (Decrease)	1,109	104	0	0
VIP - Technology Investor Class (a)
Units Issued	1,414	515	0	0
Units Redeemed	(618)	(7)	0	0
Net Increase (Decrease)	796	508	0	0
VIP - Energy Investor Class (a,b)
Units Issued	4,476	1,485	0	0
Units Redeemed	(2,097)	(42)	0	0
Net Increase (Decrease)	2,379	1,443	0	0
VIP - Heath Care Investor Class (a)
Units Issued	1,513	682	0	0
Units Redeemed	(819)	(10)	0	0
Net Increase (Decrease)	694	672	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Financial Services Investor Class (a)
Units Issued	1,001	177	0	0
Units Redeemed	(213)	(1)	0	0
Net Increase (Decrease)	788	176	0	0
VIP - Industrials Investor Class (a,b)
Units Issued	1,155	176	0	0
Units Redeemed	(349)	(5)	0	0
Net Increase (Decrease)	806	171	0	0
VIP - Consumer Discretionary Investor Class (a,b)
Units Issued	404	22	0	0
Units Redeemed	(65)	(1)	0	0
Net Increase (Decrease)	339	21	0	0
VIP - Real Estate Investor Class (a)
Units Issued	3,195	719	0	0
Units Redeemed	(756)	(63)	0	0
Net Increase (Decrease)	2,439	656	0	0
VIP - Strategic Income Investor Class (a)
Units Issued	8,034	2,173	0	0
Units Redeemed	(1,537)	(39)	0	0
Net Increase (Decrease)	6,497	2,134	0	0
VIP - Aggressive Growth Investor Class (a)
Units Issued	381	129	0	0
Units Redeemed	(204)	(5)	0	0
Net Increase (Decrease)	177	124	0	0
VIP - International Capital Appreciation Investor Class (a)
Units Issued	1,745	868	0	0
Units Redeemed	(797)	(6)	0	0
Net Increase (Decrease)	948	862	0	0
VIP - Value Leaders Investor Class (a)
Units Issued	2,272	414	0	0
Units Redeemed	(469)	(20)	0	0
Net Increase (Decrease)	1,803	394	0	0
VIP - Value Investor Class (a)
Units Issued	1,539	677	0	0
Units Redeemed	(525)	(12)	0	0
Net Increase (Decrease)	1,014	665	0	0
VIP - Growth Stock Investor Class (a)
Units Issued	625	212	0	0
Units Redeemed	(474)	(12)	0	0
Net Increase (Decrease)	151	200	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Freedom Income Investor Class (a)
Units Issued	957	239	0	0
Units Redeemed	(233)	(5)	0	0
Net Increase (Decrease)	724	234	0	0
VIP - Freedom 2005 Investor Class (a)
Units Issued	392	181	0	0
Units Redeemed	(190)	(4)	0	0
Net Increase (Decrease)	202	177	0	0
VIP - Freedom 2010 Investor Class (a)
Units Issued	2,310	951	0	0
Units Redeemed	(689)	(1)	0	0
Net Increase (Decrease)	1,621	950	0	0
VIP - Freedom 2015 Investor Class (a)
Units Issued	2,831	669	0	0
Units Redeemed	(272)	(18)	0	0
Net Increase (Decrease)	2,559	651	0	0
VIP - Freedom 2020 Investor Class (a)
Units Issued	3,019	1,050	0	0
Units Redeemed	(318)	(10)	0	0
Net Increase (Decrease)	2,701	1,040	0	0
VIP - Freedom 2025 Investor Class (a)
Units Issued	1,021	209	0	0
Units Redeemed	(52)	(3)	0	0
Net Increase (Decrease)	969	206	0	0
VIP - Freedom 2030 Investor Class (a)
Units Issued	989	445	0	0
Units Redeemed	(279)	(5)	0	0
Net Increase (Decrease)	710	440	0	0
VIP - Freedom Lifetime Income I (a)
Units Issued	0	0	605	191
Units Redeemed	0	0	(119)	(8)
Net Increase (Decrease)	0	0	486	183
VIP - Freedom Lifetime Income II (a)
Units Issued	0	0	1,327	128
Units Redeemed	0	0	(69)	(1)
Net Increase (Decrease)	0	0	1,258	127
VIP - Freedom Lifetime Income III (a)
Units Issued	0	0	506	316
Units Redeemed	0	0	(34)	(134)
Net Increase (Decrease)	0	0	472	182

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2006	2005	2006	2005
VIP - Disciplined Small Cap Investor Class (a)
Units Issued	1,106	0	0	0
Units Redeemed	(169)	0	0	0
Net Increase (Decrease)	937	0	0	0
VIP - Funds Manager 20% (a)
Units Issued	1,800	0	0	0
Units Redeemed	(248)	0	0	0
Net Increase (Decrease)	1,552	0	0	0
VIP - Funds Manager 50% (a)
Units Issued	8,164	0	0	0
Units Redeemed	(388)	0	0	0
Net Increase (Decrease)	7,776	0	0	0
VIP - Funds Manager 70% (a)
Units Issued	10,151	0	0	0
Units Redeemed	(515)	0	0	0
Net Increase (Decrease)	9,636	0	0	0
VIP - Funds Manager 85% (a)
Units Issued	3,651	0	0	0
Units Redeemed	(185)	0	0	0
Net Increase (Decrease)	3,466	0	0	0
UIF - Emerging Markets Equity
Units Issued	2,870	0	0	0
Units Redeemed	(464)	0	0	0
Net Increase (Decrease)	2,406	0	0	0
UIF - Emerging Markets Debt
Units Issued	557	0	0	0
Units Redeemed	(28)	0	0	0
Net Increase (Decrease)	529	0	0	0
UIF - Global Value Equity
Units Issued	775	0	0	0
Units Redeemed	(73)	0	0	0
Net Increase (Decrease)	702	0	0	0
UIF - International Magnum
Units Issued	2,109	0	0	0
Units Redeemed	(175)	0	0	0
Net Increase (Decrease)	1,934	0	0	0
Lazard - Retirement Emerging Markets (a)
Units Issued	1,552	0	0	0
Units Redeemed	(182)	0	0	0
Net Increase (Decrease)	1,370	0	0	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account, for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2006	39,810	$20.51	$20.20	$ 815,881	0.80%	1.00%	4.79%	4.04%	3.83%
2005	39,126	$19.71	$19.45	$ 770,756	0.80%	1.00%	2.99%	2.21%	2.00%
2004	42,027	$19.29	$19.07	$ 810,107	0.80%	1.00%	1.20%	0.40%	0.19%
2003	50,263	$19.21	$19.03	$ 965,169	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	76,196	$19.18	$19.04	$ 1,460,588	0.80%	1.00%	1.68%	0.88%	0.68%
VIP - Money Market Investor Class (a)
2006	49,177	$10.59	$10.54	$ 520,616	0.25%	0.60%	4.80%	4.55%	4.19%
2005	11,691	$10.13	$10.11	$ 118,379	0.25%	0.60%	1.37%	1.26%	1.12%
VIP - High Income
2006	7,473	$31.49	$31.01	$ 234,543	0.80%	1.00%	7.18%	10.35%	10.13%
2005	9,439	$28.54	$28.16	$ 268,654	0.80%	1.00%	14.70%	1.88%	1.68%
2004	12,121	$28.01	$27.69	$ 338,797	0.80%	1.00%	8.53%	8.71%	8.49%
2003	14,564	$25.76	$25.52	$ 374,631	0.80%	1.00%	5.56%	26.25%	25.99%
2002	9,727	$20.41	$20.26	$ 198,237	0.80%	1.00%	10.07%	2.62%	2.41%
VIP - High Income Investor Class (a)
2006	5,387	$11.23	$11.23	$ 60,491	0.25%	0.25%	12.57%	10.96%	10.96%
2005	1,315	$10.12	$10.12	$ 13,306	0.25%	0.25%	15.69%	1.20%	1.20%
VIP - Equity-Income
2006	17,012	$68.85	$67.80	$ 1,168,800	0.80%	1.00%	3.36%	19.23%	19.00%
2005	19,261	$57.74	$56.97	$ 1,110,065	0.80%	1.00%	1.69%	5.02%	4.81%
2004	22,947	$54.98	$54.36	$ 1,259,854	0.80%	1.00%	1.52%	10.63%	10.41%
2003	23,173	$49.70	$49.24	$ 1,150,272	0.80%	1.00%	1.79%	29.29%	29.03%
2002	23,450	$38.44	$38.16	$ 900,534	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
VIP - Equity-Income Investor Class (a)
2006	11,422	$12.28	$12.28	$ 140,223	0.25%	0.25%	3.65%	19.74%	19.74%
2005	2,998	$10.25	$10.25	$ 30,737	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2006	11,817	$60.67	$59.74	$ 715,838	0.80%	1.00%	0.41%	6.00%	5.78%
2005	14,639	$57.23	$56.47	$ 836,725	0.80%	1.00%	0.53%	4.95%	4.74%
2004	18,994	$54.53	$53.92	$ 1,034,785	0.80%	1.00%	0.27%	2.55%	2.34%
2003	22,150	$53.18	$52.68	$ 1,176,912	0.80%	1.00%	0.27%	31.79%	31.52%
2002	22,790	$40.35	$40.06	$ 919,031	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
VIP - Growth Investor Class (a)
2006	5,052	$10.93	$10.93	$ 55,208	0.25%	0.25%	0.25%	6.45%	6.45%
2005	1,803	$10.27	$10.27	$ 18,510	0.25%	0.25%	-	2.65%	2.65%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Overseas
2006	5,378	$40.97	$40.34	$ 220,071	0.80%	1.00%	0.91%	17.14%	16.90%
2005	6,447	$34.97	$34.51	$ 225,259	0.80%	1.00%	0.71%	18.10%	17.86%
2004	8,403	$29.61	$29.28	$ 248,616	0.80%	1.00%	1.24%	12.72%	12.50%
2003	9,979	$26.27	$26.03	$ 261,967	0.80%	1.00%	0.78%	42.22%	41.94%
2002	7,999	$18.47	$18.34	$ 147,679	0.80%	1.00%	0.80%	(20.92%)	(21.08%)
VIP - Overseas, Class R
2006	7,932	$15.39	$15.30	$ 121,976	0.80%	1.00%	0.78%	17.08%	16.84%
2005	6,650	$13.14	$13.10	$ 87,366	0.80%	1.00%	0.62%	18.16%	17.93%
2004	4,800	$11.12	$11.11	$ 53,380	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class (a)
2006	6,984	$13.04	$13.04	$ 91,070	0.25%	0.25%	0.50%	17.65%	17.65%
2005	2,175	$11.08	$11.08	$ 24,102	0.25%	0.25%	-	10.83%	10.83%
VIP - Investment Grade Bond (b)
2006	17,181	$29.30	$28.85	$ 501,653	0.80%	1.00%	4.27%	3.52%	3.31%
2005	21,640	$28.30	$27.93	$ 610,716	0.80%	1.00%	3.67%	1.38%	1.17%
2004	23,801	$27.92	$27.61	$ 662,933	0.80%	1.00%	4.31%	3.62%	3.41%
2003	27,504	$26.95	$26.70	$ 739,598	0.80%	1.00%	4.45%	4.36%	4.15%
2002	40,827	$25.82	$25.63	$ 1,052,667	0.80%	1.00%	3.35%	9.46%	9.24%
VIP - Investment Grade Bond Investor Class (a)
2006	10,241	$10.46	$10.46	$ 107,155	0.25%	0.25%	2.36%	4.07%	4.07%
2005	2,792	$10.05	$10.05	$ 28,072	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2006	13,021	$34.45	$33.93	$ 447,443	0.80%	1.00%	2.83%	6.46%	6.25%
2005	15,615	$32.36	$31.93	$ 504,144	0.80%	1.00%	2.80%	3.21%	3.01%
2004	18,388	$31.35	$31.00	$ 575,514	0.80%	1.00%	2.75%	4.62%	4.41%
2003	20,033	$29.97	$29.69	$ 599,458	0.80%	1.00%	3.60%	17.03%	16.80%
2002	21,119	$25.61	$25.42	$ 540,146	0.80%	1.00%	4.10%	(9.46%)	(9.64%)
VIP - Asset Manager Investor Class (a)
2006	2,321	$10.93	$10.93	$ 25,363	0.25%	0.25%	1.53%	6.97%	6.97%
2005	875	$10.22	$10.22	$ 8,940	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2006	31,422	$11.75	$37.56	$ 903,763	0.25%	1.00%	1.73%	15.44%	14.58%
2005	28,679	$10.18	$32.78	$ 868,798	0.25%	1.00%	1.82%	1.76%	3.78%
2004	28,949	$31.95	$31.59	$ 923,780	0.80%	1.00%	1.32%	9.73%	9.51%
2003	29,955	$29.12	$28.85	$ 871,353	0.80%	1.00%	1.41%	27.38%	27.13%
2002	28,736	$22.86	$22.69	$ 656,334	0.80%	1.00%	1.35%	(22.87%)	(23.03%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Asset Manager: Growth (b)
2006	6,515	$22.51	$22.17	$ 146,264	0.80%	1.00%	2.14%	6.13%	5.92%
2005	8,098	$21.21	$20.93	$ 171,358	0.80%	1.00%	2.49%	3.06%	2.85%
2004	9,770	$20.58	$20.35	$ 200,687	0.80%	1.00%	2.35%	5.13%	4.92%
2003	11,007	$19.57	$19.39	$ 215,119	0.80%	1.00%	2.82%	22.35%	22.10%
2002	10,828	$16.00	$15.88	$ 173,028	0.80%	1.00%	3.02%	(16.20%)	(16.37%)
VIP - Asset Manager: Growth Investor Class (a)
2006	590	$10.90	$10.90	$ 6,439	0.25%	0.25%	0.70%	6.53%	6.53%
2005	106	$10.24	$10.24	$ 1,085	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2006	37,944	$44.28	$43.61	$ 1,677,582	0.80%	1.00%	1.27%	10.83%	10.60%
2005	45,857	$39.95	$39.43	$ 1,829,725	0.80%	1.00%	0.28%	16.00%	15.77%
2004	45,493	$34.44	$34.06	$ 1,565,303	0.80%	1.00%	0.33%	14.55%	14.32%
2003	43,778	$30.07	$29.79	$ 1,315,241	0.80%	1.00%	0.46%	27.44%	27.18%
2002	45,432	$23.60	$23.42	$ 1,071,283	0.80%	1.00%	0.85%	(10.07%)	(10.26%)
VIP - Contrafund Investor Class (a)
2006	23,590	$11.88	$11.88	$ 280,267	0.25%	0.25%	1.33%	11.32%	11.32%
2005	7,628	$10.67	$10.67	$ 81,404	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2006	11,812	$17.29	$17.03	$ 203,386	0.80%	1.00%	2.02%	10.82%	10.59%
2005	12,517	$15.60	$15.40	$ 194,560	0.80%	1.00%	2.62%	4.92%	4.71%
2004	13,471	$14.87	$14.70	$ 199,693	0.80%	1.00%	2.03%	4.63%	4.41%
2003	13,663	$14.21	$14.08	$ 193,678	0.80%	1.00%	2.44%	16.78%	16.55%
2002	10,681	$12.17	$12.08	$ 129,667	0.80%	1.00%	2.93%	(9.45%)	(9.63%)
VIP - Balanced Investor Class (a)
2006	6,904	$11.60	$11.60	$ 80,123	0.25%	0.25%	0.89%	11.28%	11.28%
2005	1,278	$10.43	$10.43	$ 13,332	0.25%	0.25%	-	4.28%	4.28%
VIP - Dynamic Capital Appreciation (b)
2006	3,591	$15.09	$14.99	$ 54,146	0.80%	1.00%	0.50%	13.06%	12.84%
2005	3,972	$13.34	$13.28	$ 52,975	0.80%	1.00%	-	20.18%	19.93%
2004	1,446	$11.10	$11.08	$ 16,055	0.80%	1.00%	-	0.60%	0.39%
2003	1,271	$11.04	$11.03	$ 14,023	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2006	1,669	$12.40	$12.40	$ 20,701	0.25%	0.25%	0.55%	13.58%	13.58%
2005	651	$10.92	$10.92	$ 7,105	0.25%	0.25%	-	9.18%	9.18%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income (b)
2006	11,725	$19.52	$19.22	$ 228,163	0.80%	1.00%	0.96%	12.27%	12.05%
2005	14,288	$17.38	$17.15	$ 247,713	0.80%	1.00%	1.61%	6.78%	6.56%
2004	18,151	$16.28	$16.10	$ 294,886	0.80%	1.00%	0.92%	4.95%	4.74%
2003	21,626	$15.51	$15.37	$ 334,895	0.80%	1.00%	1.13%	22.78%	22.54%
2002	20,641	$12.63	$12.54	$ 260,432	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
VIP - Growth & Income Investor Class (a)
2006	1,263	$11.83	$11.83	$ 14,936	0.25%	0.25%	0.51%	12.67%	12.67%
2005	443	$10.50	$10.50	$ 4,647	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2006	7,163	$13.54	$13.33	$ 96,768	0.80%	1.00%	0.78%	4.61%	4.40%
2005	9,625	$12.94	$12.77	$ 124,343	0.80%	1.00%	0.97%	8.02%	7.81%
2004	12,485	$11.98	$11.85	$ 149,354	0.80%	1.00%	0.54%	6.33%	6.12%
2003	12,838	$11.27	$11.16	$ 144,475	0.80%	1.00%	0.70%	28.83%	28.58%
2002	10,469	$8.75	$8.68	$ 91,492	0.80%	1.00%	1.11%	(22.47%)	(22.63%)
VIP - Growth Opportunities Investor Class (a)
2006	534	$11.16	$11.16	$ 5,960	0.25%	0.25%	0.62%	5.00%	5.00%
2005	396	$10.63	$10.63	$ 4,204	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2006	34,576	$21.53	$21.24	$ 742,899	0.80%	1.00%	0.37%	11.80%	11.58%
2005	42,794	$19.26	$19.04	$ 822,698	0.80%	1.00%	-	17.36%	17.13%
2004	43,149	$16.41	$16.25	$ 707,112	0.80%	1.00%	-	23.92%	23.67%
2003	39,740	$13.24	$13.14	$ 525,635	0.80%	1.00%	0.43%	37.53%	37.25%
2002	40,643	$9.63	$9.58	$ 390,960	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
VIP - Mid Cap Investor Class (a)
2006	12,345	$11.99	$11.99	$ 147,969	0.25%	0.25%	0.22%	12.31%	12.31%
2005	4,406	$10.67	$10.67	$ 47,025	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2006	7,254	$15.15	$15.05	$ 109,755	0.80%	1.00%	0.63%	15.41%	15.17%
2005	9,714	$13.12	$13.06	$ 127,394	0.80%	1.00%	-	1.84%	1.64%
2004	16,328	$12.89	$12.85	$ 210,340	0.80%	1.00%	-	13.21%	12.98%
2003	13,375	$11.38	$11.38	$ 152,236	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2006	2,492	$11.90	$11.90	$ 29,662	0.25%	0.25%	0.29%	15.89%	15.89%
2005	563	$10.27	$10.27	$ 5,787	0.25%	0.25%	-	2.69%	2.69%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Utilities (b)
2006	5,008	$13.27	$13.13	$ 66,381	0.80%	1.00%	2.03%	30.74%	30.48%
2005	2,989	$10.15	$10.06	$ 30,318	0.80%	1.00%	1.88%	8.67%	8.45%
2004	3,568	$9.34	$9.28	$ 33,309	0.80%	1.00%	2.24%	23.61%	23.36%
2003	1,186	$7.56	$7.52	$ 8,958	0.80%	1.00%	1.18%	25.16%	24.91%
2002	1,014	$6.04	$6.02	$ 6,125	0.80%	1.00%	1.36%	(30.47%)	(30.61%)
VIP - Utilities Investor Class (a,b)
2006	1,213	$13.16	$13.16	$ 15,957	0.25%	0.25%	3.19%	31.24%	31.24%
2005	104	$10.03	$10.03	$ 1,047	0.25%	0.25%	5.18%	0.26%	0.26%
VIP - Technology (b)
2006	5,368	$10.85	$10.73	$ 58,180	0.80%	1.00%	-	7.32%	7.11%
2005	7,097	$10.11	$10.02	$ 71,696	0.80%	1.00%	0.46%	10.00%	9.78%
2004	11,636	$9.19	$9.13	$ 106,873	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	16,777	$9.22	$9.18	$ 154,679	0.80%	1.00%	-	57.94%	57.63%
2002	4,902	$5.84	$5.82	$ 28,616	0.80%	1.00%	-	(38.29%)	(38.42%)
VIP - Technology Investor Class (a)
2006	1,304	$11.63	$11.63	$ 15,161	0.25%	0.25%	-	7.83%	7.83%
2005	508	$10.78	$10.78	$ 5,480	0.25%	0.25%	-	7.84%	7.84%
VIP - Energy (b)
2006	11,453	$22.06	$21.82	$ 252,323	0.80%	1.00%	0.58%	15.98%	15.75%
2005	16,073	$19.02	$18.85	$ 305,374	0.80%	1.00%	0.55%	45.14%	44.85%
2004	8,606	$13.10	$13.01	$ 112,684	0.80%	1.00%	0.86%	22.96%	22.72%
2003	2,454	$10.66	$10.60	$ 26,136	0.80%	1.00%	0.63%	29.57%	29.30%
2002	2,047	$8.22	$8.20	$ 16,832	0.80%	1.00%	0.72%	(12.28%)	(12.46%)
VIP - Energy Investor Class (a,b)
2006	3,822	$12.71	$12.71	$ 48,591	0.25%	0.25%	0.85%	16.40%	16.40%
2005	1,443	$10.92	$10.92	$ 15,764	0.25%	0.25%	1.00%	9.23%	9.23%
VIP - Health Care (b)
2006	4,873	$12.76	$12.62	$ 62,099	0.80%	1.00%	0.05%	5.49%	5.28%
2005	9,046	$12.09	$11.99	$ 109,317	0.80%	1.00%	0.16%	16.12%	15.89%
2004	5,633	$10.42	$10.34	$ 58,639	0.80%	1.00%	0.30%	8.09%	7.88%
2003	4,954	$9.64	$9.59	$ 47,718	0.80%	1.00%	-	15.24%	15.01%
2002	5,208	$8.36	$8.34	$ 43,534	0.80%	1.00%	0.31%	(17.75%)	(17.91%)
VIP - Health Care Investor Class (a)
2006	1,366	$10.99	$10.99	$ 15,018	0.25%	0.25%	0.06%	5.95%	5.95%
2005	672	$10.38	$10.38	$ 6,976	0.25%	0.25%	-	3.76%	3.76%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Financial Services (b)
2006	2,671	$15.16	$14.99	$ 40,436	0.80%	1.00%	1.17%	15.36%	15.13%
2005	2,224	$13.14	$13.02	$ 29,191	0.80%	1.00%	1.36%	6.85%	6.64%
2004	3,055	$12.30	$12.21	$ 37,542	0.80%	1.00%	-	10.84%	10.61%
2003	3,365	$11.09	$11.04	$ 37,319	0.80%	1.00%	1.21%	29.54%	29.28%
2002	3,460	$8.56	$8.54	$ 29,623	0.80%	1.00%	1.11%	(12.12%)	(12.29%)
VIP - Financial Services Investor Class (a)
2006	964	$12.40	$12.40	$ 11,954	0.25%	0.25%	0.53%	15.83%	15.83%
2005	176	$10.71	$10.71	$ 1,889	0.25%	0.25%	-	7.08%	7.08%
VIP - Industrials (b)
2006	2,376	$17.50	$17.31	$ 41,526	0.80%	1.00%	0.86%	14.71%	14.47%
2005	2,744	$15.25	$15.12	$ 41,817	0.80%	1.00%	0.54%	11.98%	11.76%
2004	4,015	$13.62	$13.53	$ 54,651	0.80%	1.00%	0.59%	23.11%	22.86%
2003	1,365	$11.06	$11.01	$ 15,092	0.80%	1.00%	0.38%	37.26%	36.99%
2002	692	$8.06	$8.04	$ 5,579	0.80%	1.00%	0.10%	(20.32%)	(20.48%)
VIP - Industrials Investor Class (a,b)
2006	977	$12.09	$12.09	$ 11,811	0.25%	0.25%	1.29%	15.14%	15.14%
2005	171	$10.50	$10.50	$ 1,795	0.25%	0.25%	1.12%	4.96%	4.96%
VIP - Consumer Discretionary (b)
2006	738	$12.47	$12.34	$ 9,189	0.80%	1.00%	0.66%	11.73%	11.50%
2005	513	$11.16	$11.06	$ 5,720	0.80%	1.00%	-	2.15%	1.94%
2004	732	$10.93	$10.85	$ 7,993	0.80%	1.00%	-	8.46%	8.25%
2003	723	$10.08	$10.03	$ 7,278	0.80%	1.00%	-	24.09%	23.84%
2002	1,122	$8.12	$8.10	$ 9,103	0.80%	1.00%	0.06%	(17.03%)	(17.19%)
VIP - Consumer Discretionary Investor Class (a,b)
2006	360	$11.30	$11.30	$ 4,073	0.25%	0.25%	1.16%	12.34%	12.34%
2005	21	$10.06	$10.06	$ 214	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2006	8,004	$22.66	$22.52	$ 181,265	0.80%	1.00%	1.66%	35.62%	35.35%
2005	7,679	$16.71	$16.64	$ 128,262	0.80%	1.00%	2.37%	14.21%	13.98%
2004	9,115	$14.63	$14.60	$ 133,340	0.80%	1.00%	3.02%	33.07%	32.80%
2003	3,683	$11.00	$10.99	$ 40,503	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2006	3,095	$14.23	$14.23	$ 44,046	0.25%	0.25%	2.59%	36.19%	36.19%
2005	656	$10.45	$10.45	$ 6,855	0.25%	0.25%	5.94%	4.51%	4.51%
VIP - Strategic Income (b)
2006	9,275	$11.92	$11.85	$ 110,417	0.80%	1.00%	4.24%	7.00%	6.79%
2005	10,885	$11.14	$11.10	$ 121,153	0.80%	1.00%	4.26%	2.27%	2.07%
2004	7,800	$10.89	$10.87	$ 84,917	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2006	8,631	$10.86	$10.86	$ 93,727	0.25%	0.25%	7.24%	7.58%	7.58%
2005	2,134	$10.09	$10.09	$ 21,542	0.25%	0.25%	9.82%	0.93%	0.93%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Aggressive Growth (a)
2006	382	$11.70	$11.67	$ 4,473	0.80%	1.00%	-	7.66%	7.45%
2005	437	$10.87	$10.86	$ 4,745	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2006	301	$11.13	$11.13	$ 3,353	0.25%	0.25%	-	8.17%	8.17%
2005	124	$10.29	$10.29	$ 1,281	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation (a)
2006	0	$ 0	$ 0	$ 0	0.80%	1.00%	-	1.22%	1.18%
2005	753	$11.38	$11.37	$ 8,571	0.80%	1.00%	0.29%	13.81%	13.70%
VIP - International Capital Appreciation, Class R (a)
2006	1,136	$12.93	$12.89	$ 14,688	0.80%	1.00%	0.83%	13.58%	13.36%
VIP - International Capital Appreciation Investor Class (a)
2006	1,810	$12.28	$12.28	$ 22,216	0.25%	0.25%	0.87%	13.94%	13.94%
2005	862	$10.77	$10.77	$ 9,285	0.25%	0.25%	0.47%	7.73%	7.73%
VIP - Value Leaders (a)
2006	3,054	$12.37	$12.34	$ 37,775	0.80%	1.00%	0.87%	14.26%	14.03%
2005	3,059	$10.83	$10.82	$ 33,122	0.80%	1.00%	0.57%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2006	2,197	$11.95	$11.95	$ 26,254	0.25%	0.25%	1.52%	14.70%	14.70%
2005	394	$10.42	$10.42	$ 4,102	0.25%	0.25%	1.05%	4.20%	4.20%
VIP - Value (a)
2006	1,127	$12.13	$12.10	$ 13,671	0.80%	1.00%	1.26%	13.84%	13.61%
2005	768	$10.66	$10.65	$ 8,190	0.80%	1.00%	0.65%	6.60%	6.49%
VIP - Value Investor Class (a)
2006	1,679	$11.74	$11.74	$ 19,714	0.25%	0.25%	1.17%	14.20%	14.20%
2005	665	$10.28	$10.28	$ 6,835	0.25%	0.25%	1.15%	2.83%	2.83%
VIP - Growth Stock (a)
2006	459	$10.61	$10.58	$ 4,876	0.80%	1.00%	0.05%	0.31%	0.11%
2005	1,809	$10.58	$10.57	$ 19,138	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2006	351	$10.39	$10.39	$ 3,652	0.25%	0.25%	0.02%	0.69%	0.69%
2005	200	$10.32	$10.32	$ 2,068	0.25%	0.25%	-	3.19%	3.19%
VIP - Freedom Income (a)
2006	701	$10.86	$10.86	$ 7,614	0.80%	0.80%	3.75%	6.09%	6.09%
2005	441	$10.23	$10.23	$ 4,561	0.80%	0.80%	1.37%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2006	958	$10.81	$10.81	$ 10,356	0.25%	0.25%	0.21%	6.57%	6.57%
2005	234	$10.14	$10.14	$ 2,376	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2006	596	$11.40	$11.40	$ 6,795	0.80%	0.80%	2.82%	8.71%	8.71%
2005	451	$10.48	$10.48	$ 4,723	0.80%	0.80%	0.74%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2006	379	$11.21	$11.21	$ 4,253	0.25%	0.25%	0.34%	9.44%	9.44%
2005	177	$10.24	$10.24	$ 1,810	0.25%	0.25%	-	2.41%	2.41%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2010 (a)
2006	1,608	$11.45	$11.45	$ 18,409	0.80%	0.80%	2.11%	8.95%	8.95%
2005	1,000	$10.51	$10.51	$ 10,506	0.80%	0.80%	0.65%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2006	2,571	$11.21	$11.21	$ 28,808	0.25%	0.25%	0.22%	9.21%	9.21%
2005	950	$10.26	$10.26	$ 9,752	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015 (a)
2006	1,658	$11.72	$11.72	$ 19.429	0.80%	0.80%	1.39%	10.15%	10.15%
2005	1,040	$10.64	$10.64	$ 11,068	0.80%	0.80%	0.74%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2006	3,210	$11.42	$11.42	$ 36,647	0.25%	0.25%	0.14%	10.61%	10.61%
2005	651	$10.32	$10.32	$ 6,720	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2006	1,502	$11.92	$11.92	$ 17,907	0.80%	0.80%	1.69%	11.06%	11.06%
2005	1,259	$10.74	$10.74	$ 13,512	0.80%	0.80%	0.80%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2006	3,741	$11.57	$11.57	$ 43,281	0.25%	0.25%	0.24%	11.55%	11.55%
2005	1,040	$10.37	$10.37	$ 10,782	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2006	522	$12.05	$12.05	$ 6,288	0.80%	0.80%	1.86%	11.59%	11.59%
2005	372	$10.80	$10.80	$ 4,020	0.80%	0.80%	0.87%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2006	1,175	$11.65	$11.65	$ 13,680	0.25%	0.25%	0.17%	11.98%	11.98%
2005	206	$10.40	$10.40	$ 2,145	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2006	973	$12.23	$12.23	$ 11,893	0.80%	0.80%	1.90%	12.29%	12.29%
2005	659	$10.89	$10.89	$ 7,169	0.80%	0.80%	0.87%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2006	1,150	$11.77	$11.77	$ 13,534	0.25%	0.25%	0.28%	12.83%	12.83%
2005	440	$10.43	$10.43	$ 4,585	0.25%	0.25%	-	4.31%	4.31%
VIP - Freedom Lifetime Income I (a)
2006	669	$11.12	$11.12	$ 7,445	0.60%	0.60%	2.49%	8.50%	8.50%
2005	183	$10.25	$10.25	$ 1,871	0.60%	0.60%	2.11%	2.49%	2.49%
VIP - Freedom Lifetime Income II (a)
2006	1,385	$11.45	$11.45	$ 15,855	0.60%	0.60%	2.16%	10.71%	10.71%
2005	127	$10.34	$10.34	$ 1,316	0.60%	0.60%	1.51%	3.41%	3.41%
VIP - Freedom Lifetime Income III (a)
2006	654	$11.68	$11.68	$ 7,638	0.60%	0.60%	1.83%	12.11%	12.11%
2005	182	$10.42	$10.42	$ 1,899	0.60%	0.60%	1.46%	4.19%	4.19%
VIP - Disciplined Small Cap (a)
2006	815	$10.10	$10.09	$ 8,233	0.80%	1.00%	0.33%	1.01%	0.87%
VIP - Disciplined Small Cap Investor Class (a)
2006	937	$10.14	$10.14	$ 9,498	0.25%	0.25%	0.24%	1.37%	1.37%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Funds Manager 20% (a)
2006	2,039	$10.45	$10.40	$ 21,296	0.25%	1.00%	3.03%	4.54%	4.01%
VIP - Funds Manager 50% (a)
2006	11,776	$10.59	$10.53	$ 124,477	0.25%	1.00%	2.29%	5.86%	5.33%
VIP - Funds Manager 70% (a)
2006	14,742	$10.68	$10.62	$ 157,178	0.25%	1.00%	2.10%	6.77%	6.24%
VIP - Funds Manager 85% (a)
2006	5,787	$10.70	$10.65	$ 61,818	0.25%	1.00%	1.61%	6.99%	6.45%
UIF - Emerging Markets Equity
2006	13,299	$11.19	$23.94	$ 291,299	0.25%	1.00%	0.71%	36.80%	35.78%
2005	11,896	$17.87	$17.63	$ 212,239	0.80%	1.00%	0.37%	32.79%	32.52%
2004	8,508	$13.45	$13.30	$ 114,366	0.80%	1.00%	0.64%	22.13%	21.88%
2003	9,146	$11.02	$10.92	$ 100,690	0.80%	1.00%	-	48.47%	48.18%
2002	4,599	$7.42	$7.37	$ 34,108	0.80%	1.00%	-	(9.63%)	(9.81%)
UIF - Emerging Markets Debt
2006	2,745	$10.85	$20.85	$ 52,592	0.25%	1.00%	8.00%	10.53%	9.70%
2005	3,220	$19.26	$19.01	$ 61,936	0.80%	1.00%	7.73%	11.36%	11.13%
2004	3,293	$17.30	$17.10	$ 56,878	0.80%	1.00%	6.45%	9.18%	8.96%
2003	3,623	$15.84	$15.70	$ 57,339	0.80%	1.00%	-	26.84%	26.59%
2002	2,579	$12.49	$12.40	$ 32,177	0.80%	1.00%	7.96%	8.35%	8.13%
UIF - Global Value Equity
2006	3,756	$11.11	$17.95	$ 63,338	0.25%	1.00%	1.53%	20.90%	20.00%
2005	3,527	$15.16	$14.96	$ 53,352	0.80%	1.00%	1.06%	4.99%	4.78%
2004	3,911	$14.44	$14.27	$ 56,372	0.80%	1.00%	0.80%	12.63%	12.40%
2003	3,367	$12.82	$12.70	$ 43,093	0.80%	1.00%	-	27.93%	27.68%
2002	3,470	$10.02	$9.95	$ 34,728	0.80%	1.00%	1.35%	(17.53%)	(17.70%)
UIF - International Magnum
2006	7,898	$10.96	$15.05	$ 112,108	0.25%	1.00%	0.09%	24.82%	23.89%
2005	6,007	$12.31	$12.15	$ 73,782	0.80%	1.00%	1.27%	10.18%	9.96%
2004	5,747	$11.17	$11.05	$ 64,095	0.80%	1.00%	2.76%	16.45%	16.21%
2003	4,981	$9.60	$9.51	$ 47,710	0.80%	1.00%	0.21%	26.40%	26.14%
2002	3,420	$7.59	$7.54	$ 25,928	0.80%	1.00%	1.33%	(17.48%)	(17.65%)
OMIF - Growth II (b)
2006	1,643	$11.18	$11.01	$ 18.344	0.80%	1.00%	-	6.34%	6.13%
2005	2,099	$10.51	$10.37	$ 22,039	0.80%	1.00%	-	10.47%	10.25%
2004	2,920	$9.52	$9.41	$ 27,771	0.80%	1.00%	-	5.76%	5.54%
2003	4,484	$9.00	$8.92	$ 40,325	0.80%	1.00%	-	24.70%	24.45%
2002	6,490	$7.22	$7.16	$ 46,809	0.80%	1.00%	-	(30.99%)	(31.12%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Small Cap (b)
2006	3,889	$23.75	$23.39	$ 92,094	0.80%	1.00%	-	15.80%	15.57%
2005	5,169	$20.51	$20.24	$ 105,780	0.80%	1.00%	-	0.67%	0.46%
2004	7,032	$20.37	$20.14	$ 143,027	0.80%	1.00%	-	15.25%	15.02%
2003	11,413	$17.68	$17.51	$ 201,496	0.80%	1.00%	-	37.92%	37.64%
2002	17,673	$12.82	$12.72	$ 226,285	0.80%	1.00%	-	(31.66%)	(31.80%)
OMIF - Select Value (b)
2006	1,712	$20.61	$20.30	$ 35,155	0.80%	1.00%	1.49%	24.73%	24.48%
2005	2,250	$16.52	$16.31	$ 37,074	0.80%	1.00%	1.90%	3.67%	3.47%
2004	3,023	$15.94	$15.76	$ 48,073	0.80%	1.00%	2.01%	2.03%	1.82%
2003	4,883	$15.62	$15.48	$ 76,152	0.80%	1.00%	2.46%	17.35%	17.11%
2002	9,265	$13.31	$13.22	$ 123,189	0.80%	1.00%	0.85%	(25.67%)	(25.82%)
OMIF - Columbus Circle Technology & Communications (b)
2006	6,194	$9.17	$9.03	$ 56,780	0.80%	1.00%	-	3.87%	3.66%
2005	8,484	$8.83	$8.71	$ 74,887	0.80%	1.00%	-	9.04%	8.82%
2004	12,310	$8.10	$8.01	$ 99,657	0.80%	1.00%	-	5.57%	5.36%
2003	18,575	$7.67	$7.60	$ 142,444	0.80%	1.00%	-	44.17%	43.88%
2002	25,444	$5.32	$5.28	$ 135,352	0.80%	1.00%	-	(54.36%)	(54.45%)
OMIF - Large Cap Growth (b)
2006	3,549	$17.11	$16.85	$ 60,664	0.80%	1.00%	-	7.23%	7.01%
2005	4,578	$15.96	$15.75	$ 72,996	0.80%	1.00%	-	4.86%	4.65%
2004	6,474	$15.22	$15.05	$ 98,458	0.80%	1.00%	-	6.06%	5.85%
2003	9,553	$14.35	$14.22	$ 136,996	0.80%	1.00%	-	31.80%	31.54%
2002	12,626	$10.89	$10.81	$ 137,399	0.80%	1.00%	-	(31.89%)	(32.02%)
WFAF - Advantage VT Discovery (b)
2006	2,951	$17.24	$16.98	$ 50,773	0.80%	1.00%	-	13.73%	13.50%
2005	3,735	$15.16	$14.96	$ 56,536	0.80%	1.00%	-	8.73%	8.51%
2004	5,129	$13.94	$13.78	$ 71,425	0.80%	1.00%	-	18.20%	17.96%
2003	7,880	$11.79	$11.68	$ 92,853	0.80%	1.00%	-	33.14%	32.87%
2002	9,116	$8.86	$8.79	$ 80,697	0.80%	1.00%	-	(38.05%)	(38.17%)
WFAF - Advantage VT Opportunity (b)
2006	1,973	$21.30	$20.97	$ 41,927	0.80%	1.00%	-	11.32%	11.10%
2005	2,526	$19.13	$18.88	$ 48,244	0.80%	1.00%	-	7.02%	6.81%
2004	3,438	$17.88	$17.67	$ 61,376	0.80%	1.00%	-	17.27%	17.04%
2003	5,229	$15.24	$15.10	$ 79,609	0.80%	1.00%	0.06%	35.91%	35.64%
2002	7,958	$11.21	$11.13	$ 89,169	0.80%	1.00%	0.37%	(27.40%)	(27.55%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
CST - Small Cap Core I (b)
2006	3,382	$11.92	$11.74	$ 40,250	0.80%	1.00%	-	3.93%	3.72%
2005	4,830	$11.47	$11.32	$ 55,331	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	8,235	$11.88	$11.75	$ 97,749	0.80%	1.00%	-	9.98%	9.76%
2003	9,766	$10.81	$10.70	$ 105,416	0.80%	1.00%	-	47.36%	47.06%
2002	5,188	$7.33	$7.28	$ 38,010	0.80%	1.00%	-	(34.22%)	(34.36%)
CST - International Focus
2006	1,914	$14.59	$14.37	$ 27,899	0.80%	1.00%	1.08%	17.71%	17.47%
2005	1,937	$12.40	$12.23	$ 23,996	0.80%	1.00%	0.82%	16.50%	16.27%
2004	1,455	$10.64	$10.52	$ 15,470	0.80%	1.00%	0.94%	13.82%	13.59%
2003	1,415	$9.35	$9.26	$ 13,221	0.80%	1.00%	0.44%	32.03%	31.76%
2002	1,565	$7.08	$7.03	$ 11,075	0.80%	1.00%	-	(20.55%)	(20.71%)
CST - Global Small Cap Focus (b)
2006	1,733	$14.49	$14.27	$ 25,066	0.80%	1.00%	-	12.30%	12.08%
2005	2,544	$12.90	$12.73	$ 32,774	0.80%	1.00%	-	15.22%	14.99%
2004	2,345	$11.20	$11.07	$ 26,227	0.80%	1.00%	-	17.04%	16.81%
2003	2,708	$9.57	$9.48	$ 25,887	0.80%	1.00%	-	46.48%	46.18%
2002	1,241	$6.53	$6.49	$ 8,105	0.80%	1.00%	-	(34.68%)	(34.82%)
Lazard - Retirement Emerging Markets (a)
2006	3,496	$11.05	$10.99	$ 38,524	0.25%	1.00%	0.36%	10.45%	9.90%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2006 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 30, 2007

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage,
Fidelity Personal Retirement and Fidelity Freedom Lifetime Income
are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0207
1.540223.109

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(2) Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2006.

(3) Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2006 and 2005.

(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(5) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2006 and 2005.

(6) Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

(7) Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

(8) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2006, 2005 and 2004.

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(10) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 2)

(c) Endorsement for Qualified Contracts (Note 2)

(5) (a) Application for Variable Annuity Contract (Note 2)

(6) Certification of Incorporation and By-laws (a) Articles of Domestication (Incorporation) of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 2)

(7) Form of Reinsurance Agreement - Not Available

(8) Not Applicable

(9) Legal opinion and consent of David J. Pearlman filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 11)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 11)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 5)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 5)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 7)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 7)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 8)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 12)

(15) Powers of Attorney

(a) Powers of Attorney for David C. Weinstein. (Note 6)

(b) Power of Attorney for Richard A. Spillane, Jr. (Note 9)

(c) Power of Attorney for Joseph F. Hope III. (Note 10)

(d) Power of Attorney for Clare S. Richer. (Note 11)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed on September 25, 2003.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed on April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement 33-54926 filed April 25, 1997.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 16 to this Registration Statement filed on January 25, 1999.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 33-24400 filed on April 29, 1998.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement No. 33-24400 filed on April 24, 2000.

(Note 9) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement No. 33-54926 filed on April 24, 2001.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement No. 33-54926 filed on April 25, 2003.

(Note 11) Incorporated by reference from an initial Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Annuity Account I, filed on December 1, 2004.

(Note 12) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

EDWARD C. JOHNSON 3d, Director

ROGER T. SERVISON, Director

CLARE S. RICHER, Director

RICHARD A. SPILLANE, JR., Director

JON J. SKILLMAN, Director and President

RODNEY R. ROHDA, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Joan M. Bloom	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Marketing
David A. Golino	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President and Chief Financial Officer and Treasurer
David W. Morse	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Client Services
Paul J. Vancheri	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Systems and Technology
David J. Pearlman	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Secretary and Deputy General Counsel
Stephen L. Deschenes	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Executive Vice President, Product Management
Jeffrey K. Cimini	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Executive Vice President, Sales
William J. Johnson Jr.	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Actuary and Executive Vice President, Investment Product Development and Risk Management
Thomas M. Ewanich	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Vice President and Actuary
Earl F. Martin	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Appointed Actuary
Brian N. Leary	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Vice President and Chief Compliance Officer

The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2006 there were 11,417 Qualified Contracts and 2,619 Non-qualified Contracts.

Item 28. Indemnification

FMR Corp. and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of FILI's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Steven P. Akin	\\\\\\\\\\\\\\\\\\\\\\\	Director
	Ellyn A. McColgan		Director
	Steven P. Akin		Chief Executive Officer and President
	Michael J. Sonier		Chief Financial Officer and Senior Vice President
	Jim Smith		Vice President, Real Estate
	William C. Carey		Executive Vice President
	Tami R. Rash		Treasurer
	J. Gregory Wass		Assistant Treasurer
	Eunice Lee		Secretary and General Counsel
	Susan Sturdy		Assistant Secretary
	Susan Boudrot		Compliance Officer
	Lee Weiss		Executive Vice President, Family Office

The address

The Address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.

Item 31. Management Service Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April, 2007.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/ David J. Pearlman
	Jon J. Skillman President			David J. Pearlman, Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2007.

Signature	Title

/s/ *	President and Director	)
Jon J. Skillman		)
)
/s/ *		)
David A. Golino	Senior Vice President, Chief Financial Officer and Treasurer	)
)
/s/ *		)
Richard A. Spillane, Jr.	Director	)
)
/s/ *		)
Edward C. Johnson 3d	Director	)
)
/s/ *		)
Roger T. Servison	Director	)*By:	/s/ David Pearlman
		)	Attorney-in-Fact
/s/ *		)
Clare S. Richer	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)